PHL VARIABLE INSURANCE COMPANY

Annual Report

to Contract Owners

December 31, 2015

PHL Variable Accumulation Account II

ANNUAL REPORT TO CONTRACT OWNERS

December 31, 2015

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities

December 31, 2015

	SHARES	COST	VALUE

Assets:
Investments in portfolio shares, at net asset value (Note 2):
ALPS Investors Variable Insurance Trust:
Conservative ETF Asset Allocation Portfolio	68,755.914	$736,027	$733,626
Growth ETF Asset Allocation Portfolio	13,040.399	142,984	137,316
Income and Growth ETF Asset Allocation Portfolio	3,426.172	28,815	36,215
The Dreyfus Investment Portfolios:
MidCap Stock Portfolio	25,310.631	481,447	477,865
Small Cap Stock Index Portfolio	6,743.307	99,998	112,681
Dreyfus Stock Index Fund - Service	371.256	15,244	16,138
Fidelity Variable Insurance Products - Service:
Growth Opportunities Portfolio	1,658.884	42,143	52,090
Investment Grade Bond Portfolio	5,959.573	74,215	72,051
Overseas Portfolio	254.927	4,824	4,821
Real Estate Portfolio	1,538.130	28,905	29,763
Strategic Income Portfolio	3,774.022	43,696	39,702
Franklin Templeton Variable Insurance Products Trust:
Mutual Global Discovery II Fund	5,147.084	123,464	99,699
Templeton Global Bond II Fund	2,128.309	38,448	33,627
U.S. Government Securities II Fund	576.044	7,189	7,183
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	2,082.517	47,181	50,168
Rydex Biotechnology Fund	1,385.132	48,732	115,256
Rydex Energy Fund	2,973.077	101,812	45,666
Rydex S&P 500 2X Strategy Fund	1,654.397	285,445	273,290
Rydex S&P 500 Pure Growth Fund	3,262.295	141,616	142,628
Rydex S&P 500 Pure Value Fund	2,442.779	248,484	244,645
Rydex Transportation Fund	3,399.380	95,704	85,698
Invesco Variable Insurance Funds:
Money Market Fund	140,676.061	140,676	140,676
Janus Aspen Series - Service
Balanced Portfolio	1,117.672	31,176	35,329
Enterprise Portfolio	249.937	13,420	13,664
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	2,003.383	46,052	31,453
Oppenheimer Variable Account Funds - Service:
International Growth Fund	27,816.344	72,408	63,700
PIMCO Variable Insurance Trust - Administrative:
All Asset Portfolio	5,497.348	60,871	50,026
Long Term US Government Portfolio	13,713.020	177,680	159,621
Short-Term Portfolio	3,914.812	39,978	40,205
PIMCO Variable Insurance Trust - Advisor:
CommodityRealReturn Strategy Portfolio	915.493	11,426	6,399
Emerging Markets Bond Portfolio	9,283.218	135,768	108,614
High Yield Portfolio	5,159.462	41,277	37,458
Low Duration Portfolio	12,018.937	128,178	123,195
Real Return Portfolio	6,092.804	88,523	72,688
Total Return Portfolio	96,973.156	1,088,318	1,025,975
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio	4,994.553	61,486	55,540
Equity Income Portfolio	663.528	14,724	18,797
High Yield Portfolio	3,835.872	39,334	32,566
Mid Cap Value Portfolio	1,352.610	21,975	25,293
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	2,840.038	54,042	63,531
Equity Income Portfolio II	4,130.738	116,949	110,415
Health Sciences Portfolio II	3,658.022	123,162	137,798

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE

Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Van Eck VIP Trust:
Emerging Markets Fund	452.347	$6,254	$4,749
Global Hard Assets Fund	342.514	10,229	5,600
Vanguard Variable Insurance Fund:
Balanced Portfolio	1,487.195	27,012	33,194
Capital Growth Portfolio	5,064.317	129,000	134,913
International Portfolio	198.013	3,415	3,921
Small Company Growth Portfolio	1,814.308	41,475	37,720
Total Bond Market Index Portfolio	2,225.162	26,392	26,235
Total Stock Market Index Portfolio	2,602.737	66,198	83,444
Virtus Variable Insurance Trust:
Virtus Real Estate Securities Series	1,096.767	29,704	25,061
Wanger Advisors Trust:
International Fund	368.661	10,116	9,703
International Select Fund	426.571	7,554	6,996
Total assets			$5,534,607

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities – Continued

December 31, 2015

	UNITS	UNIT VALUE	VALUE

Net assets attributable to:
Contract owners’ deferred annuity reserves:
ALPS Investors Variable Insurance Trust:
Conservative ETF Asset Allocation Portfolio	602,769.672	$1.217091	$733,626
Growth ETF Asset Allocation Portfolio	105,031.340	1.307378	137,316
Income and Growth ETF Asset Allocation Portfolio	28,771.115	1.258727	36,215
The Dreyfus Investment Portfolios:
MidCap Stock Portfolio	252,373.236	1.893485	477,865
Small Cap Stock Index Portfolio	59,082.078	1.907201	112,681
Dreyfus Stock Index Fund - Service	9,458.606	1.706177	16,138
Fidelity Variable Insurance Products - Service:
Growth Opportunities Portfolio	27,981.578	1.861576	52,090
Investment Grade Bond Portfolio	51,945.952	1.387043	72,051
Overseas Portfolio	4,546.554	1.060289	4,821
Real Estate Portfolio	17,318.238	1.718605	29,763
Strategic Income Portfolio	26,963.560	1.472431	39,702
Franklin Templeton Variable Insurance Products Trust:
Mutual Global Discovery II Fund	66,421.572	1.501007	99,699
Templeton Global Bond II Fund	21,819.359	1.541169	33,627
U.S. Government Securities II Fund	5,740.600	1.251290	7,183
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	50,321.502	0.996946	50,168
Rydex Biotechnology Fund	28,478.491	4.047136	115,256
Rydex Energy Fund	74,056.023	0.616647	45,666
Rydex S&P 500 2X Strategy Fund	153,861.403	1.776209	273,290
Rydex S&P 500 Pure Growth Fund	67,511.170	2.112651	142,628
Rydex S&P 500 Pure Value Fund	141,494.792	1.729004	244,645
Rydex Transportation Fund	48,778.368	1.756893	85,698
Invesco Variable Insurance Funds:
Money Market Fund	14,056.536	10.007900	140,676
Janus Aspen Series - Service
Balanced Portfolio	20,718.265	1.705223	35,329
Enterprise Portfolio	7,136.721	1.914615	13,664
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	37,948.847	0.828825	31,453
Oppenheimer Variable Account Funds - Service:
International Growth Fund	48,683.638	1.308454	63,700
PIMCO Variable Insurance Trust - Administrative:
All Asset Portfolio	40,476.908	1.235913	50,026
Long Term US Government Portfolio	92,418.876	1.727142	159,621
Short-Term Portfolio	34,689.734	1.158998	40,205
PIMCO Variable Insurance Trust - Advisor:
CommodityRealReturn Strategy Portfolio	14,805.757	0.432202	6,399
Emerging Markets Bond Portfolio	76,966.911	1.411180	108,614
High Yield Portfolio	23,814.688	1.572877	37,458
Low Duration Portfolio	97,668.698	1.261351	123,195
Real Return Portfolio	57,867.555	1.256104	72,688
Total Return Portfolio	705,531.049	1.454189	1,025,975
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio	44,307.094	1.253520	55,540
Equity Income Portfolio	11,365.964	1.653830	18,797
High Yield Portfolio	21,422.847	1.520163	32,566
Mid Cap Value Portfolio	16,218.102	1.559577	25,293
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	30,087.671	2.111533	63,531
Equity Income Portfolio II	77,053.457	1.432964	110,415
Health Sciences Portfolio II	36,291.089	3.797013	137,798

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities – Continued

December 31, 2015

	UNITS	UNIT VALUE	VALUE

Net assets attributable to: (continued)
Contract owners’ deferred annuity reserves: (continued)
Van Eck VIP Trust:
Emerging Markets Fund	4,550.765	$1.043638	$4,749
Global Hard Assets Fund	10,467.487	0.534999	5,600
Vanguard Variable Insurance Fund:
Balanced Portfolio	20,147.562	1.647560	33,194
Capital Growth Portfolio	65,499.985	2.059747	134,913
International Portfolio	3,489.152	1.123690	3,921
Small Company Growth Portfolio	17,426.673	2.164474	37,720
Total Bond Market Index Portfolio	19,364.113	1.354805	26,235
Total Stock Market Index Portfolio	47,772.003	1.746711	83,444
Virtus Variable Insurance Trust:
Virtus Real Estate Securities Series	14,705.367	1.704203	25,061
Wanger Advisors Trust:
International Fund	7,408.293	1.309777	9,703
International Select Fund	6,280.490	1.113854	6,996
Net assets attributable to contract owners’ deferred annuity reserves			$5,534,607

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations

For the Year Ended December 31, 2015

	ALPS INVESTORS VARIABLE INSURANCE TRUST			DREYFUS INVESTMENT PORTFOLIOS

			INCOME		SMALL
	CONSERVATIVE	GROWTH	AND GROWTH		CAP
	ETF ASSET	ETF ASSET	ETF ASSET	MIDCAP	STOCK
	ALLOCATION	ALLOCATION	ALLOCATION	STOCK	INDEX
Investment income:
Income dividends from investments in portfolio shares	$742	$10,693	$561	$2,024	$845
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,816	(38,703)	1,799	(52,889)	126
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	18,026	263
Net realized long-term capital gain distributions from investments in portfolio shares	1,517	12,298	1,400	54,203	7,268
Net realized gain (loss) on investments in portfolio shares	7,333	(26,405)	3,199	19,340	7,657
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,368)	(23,055)	(4,352)	(7,584)	(11,182)
Net increase (decrease) in net assets from operations	$6,707	$(38,767)	$(592)	$13,780	$(2,680)

Statements of Changes in Net Assets

For the Year Ended December 31, 2015

	ALPS INVESTORS VARIABLE INSURANCE TRUST			DREYFUS INVESTMENT PORTFOLIOS

			INCOME		SMALL
	CONSERVATIVE	GROWTH	AND GROWTH		CAP
	ETF ASSET	ETF ASSET	ETF ASSET	MIDCAP	STOCK
	ALLOCATION	ALLOCATION	ALLOCATION	STOCK	INDEX
Changes from operations:
Investment income	$742	$10,693	$561	$2,024	$845
Net realized gain (loss) on investments in portfolio shares	7,333	(26,405)	3,199	19,340	7,657
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,368)	(23,055)	(4,352)	(7,584)	(11,182)
Net increase (decrease) in net assets from operations	6,707	(38,767)	(592)	13,780	(2,680)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	(10,653)	(63,695)	(5,404)	(19,686)	(728)
Net transfers	675,331	(675,331)	—	3,929	—
Net increase (decrease) in net assets from contract owners’ transactions	664,678	(739,026)	(5,404)	(15,757)	(728)
Net increase (decrease) in net assets	671,385	(777,793)	(5,996)	(1,977)	(3,408)
Net assets, beginning of period	62,241	915,109	42,211	479,842	116,089
Net assets, end of period	$733,626	$137,316	$36,215	$477,865	$112,681

*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	DREYFUS VARIABLE INVESTMENT FUND	FIDELITY VARIABLE INSURANCE PRODUCTS						FRANKLIN TEMPLETON VARIABLE INSURANCE PRD. TRUST

DREYFUS								MUTUAL
STOCK	INTERNATIONAL	GROWTH	HIGH	INVESTMENT		REAL	STRATEGIC	GLOBAL
INDEX	EQUITY (a)*	OPPORTUNITIES	INCOME	GRADE BOND	OVERSEAS	ESTATE	INCOME	DISCOVERY

$352	$—	$1	$1,013	$1,425	$57	$502	$1,070	$2,963

4,804	(507)	204	5,923	—	(117)	1,348	—	(101)
31	—	4	—	15	5	8	18	—

1,018	—	5,168	—	32	—	761	73	5,964
5,853	(507)	5,376	5,923	47	(112)	2,117	91	5,863

(5,611)	—	(2,777)	—	(1,989)	(4)	(971)	(2,257)	(12,598)
$594	$(507)	$2,600	$6,936	$(517)	$(59)	$1,648	$(1,096)	$(3,772)

	DREYFUS VARIABLE INVESTMENT FUND	FIDELITY VARIABLE INSURANCE PRODUCTS						FRANKLIN TEMPLETON VARIABLE INSURANCE PRD. TRUST

DREYFUS								MUTUAL
STOCK	INTERNATIONAL	GROWTH	HIGH	INVESTMENT		REAL	STRATEGIC	GLOBAL
INDEX	EQUITY (a)*	OPPORTUNITIES	INCOME	GRADE BOND	OVERSEAS	ESTATE	INCOME	DISCOVERY

$352	$—	$1	$1,013	$1,425	$57	$502	$1,070	$2,963
5,853	(507)	5,376	5,923	47	(112)	2,117	91	5,863

(5,611)	—	(2,777)	—	(1,989)	(4)	(971)	(2,257)	(12,598)
594	(507)	2,600	6,936	(517)	(59)	1,648	(1,096)	(3,772)

—	—	—	—	—	—	—	—	—
(271)	(5)	(9)	(6,093)	(4)	(4)	—	—	(698)
(23,184)	512	14,431	(843)	15,034	4,884	(22,041)	13,053	—

(23,455)	507	14,422	(6,936)	15,030	4,880	(22,041)	13,053	(698)
(22,861)	—	17,022	—	14,513	4,821	(20,393)	11,957	(4,470)
38,999	—	35,068	—	57,538	—	50,156	27,745	104,169
$16,138	$—	$52,090	$—	$72,051	$4,821	$29,763	$39,702	$99,699

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2015

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)		GUGGENHEIM VARIABLE INSURANCE FUNDS

	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS
Investment income:
Income dividends from investments in portfolio shares	$2,707	$126	$331	$—	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	89	113	495	172
Net realized short-term capital gain distributions from investments in portfolio shares	176	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	176	89	113	495	172
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,479)	(6)	(454)	8,593	—
Net increase (decrease) in net assets from operations	$(1,596)	$209	$(10)	$9,088	$172
Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2015

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)		GUGGENHEIM VARIABLE INSURANCE FUNDS

	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS
Changes from operations:
Investment income	$2,707	$126	$331	$—	$—
Net realized gain (loss) on investments in portfolio shares	176	89	113	495	172
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,479)	(6)	(454)	8,593	—
Net increase (decrease) in net assets from operations	(1,596)	209	(10)	9,088	172
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	—	(272)	(15)	(797)	(5)
Net transfers	7,280	7,246	29,032	—	(167)
Net increase (decrease) in net assets from contract owners’ transactions	7,280	6,974	29,017	(797)	(172)
Net increase (decrease) in net assets	5,684	7,183	29,007	8,291	—
Net assets, beginning of period	27,943	—	21,161	106,965	—
Net assets, end of period	$33,627	$7,183	$50,168	$115,256	$—
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX DOW 2X STRATEGY (a)*	RYDEX ENERGY	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY (a)*	RYDEX INVERSE S&P 500 STRATEGY (a)*	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100® (a)*	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE

$—	$250	$8	$—	$—	$—	$—	$—	$1,333

(20,483)	(311)	876	(3,088)	(10,307)	292	(6,436)	30,270	(16,552)
—	46	—	—	—	218	—	—	10,348

—	1,277	—	—	—	53	—	—	14,153
(20,483)	1,012	876	(3,088)	(10,307)	563	(6,436)	30,270	7,949

—	(21,092)	—	—	—	(131)	(12,155)	1,012	(2,323)
$(20,483)	$(19,830)	$884	$(3,088)	$(10,307)	$432	$(18,591)	$31,282	$6,959

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX DOW 2X STRATEGY (a)*	RYDEX ENERGY	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY (a)*	RYDEX INVERSE S&P 500 STRATEGY (a)*	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100® (a)*	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE

$—	$250	$8	$—	$—	$—	$—	$—	$1,333
(20,483)	1,012	876	(3,088)	(10,307)	563	(6,436)	30,270	7,949

—	(21,092)	—	—	—	(131)	(12,155)	1,012	(2,323)
(20,483)	(19,830)	884	(3,088)	(10,307)	432	(18,591)	31,282	6,959

—	—	—	—	—	—	—	—	—
(60)	(389)	—	—	(21,484)	(12)	(21,065)	(1,439)	(2,129)
(549,863)	—	(884)	3,088	31,791	(2,997)	312,946	112,785	123,728

(549,923)	(389)	(884)	3,088	10,307	(3,009)	291,881	111,346	121,599
(570,406)	(20,219)	—	—	—	(2,577)	273,290	142,628	128,558
570,406	65,885	—	—	—	2,577	—	—	116,087
$—	$45,666	$—	$—	$—	$—	$273,290	$142,628	$244,645

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)		INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE GROWTH (a)*	RYDEX TRANSPORTATION	HIGH YIELD (a)*	MID CAP CORE EQUITY (a)*	MONEY MARKET

Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$52
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,330)	(10)	995	(120)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	50	—	—	—
Net realized long-term capital gain distribution from investments in portfolio shares	1,752	3,227	—	—	—
Net realized gain (loss) on investments in portfolio shares	(1,578)	3,267	995	(120)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(17,365)	—	—	—
Net increase (decrease) in net assets from operations	$(1,578)	$(14,098)	$995	$(120)	$52
Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2015
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)		INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE GROWTH (a)*	RYDEX TRANSPORTATION	HIGH YIELD (a)*	MID CAP CORE EQUITY (a)*	MONEY MARKET

Changes from operations:
Investment income	$—	$—	$—	$—	$52
Net realized gain (loss) on investments in portfolio shares	(1,578)	3,267	995	(120)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(17,365)	—	—	—
Net increase (decrease) in net assets from operations	(1,578)	(14,098)	995	(120)	52
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	(275)	(622)	(2,075)	(457)	(341,671)
Net transfers	1,853	—	1,080	(60,393)	(15,057)
Net increase (decrease) in net assets from contract owners’ transactions	1,578	(622)	(995)	(60,850)	(356,728)
Net increase (decrease) in net assets	—	(14,720)	—	(60,970)	(356,676)
Net assets, beginning of period	—	100,418	—	60,970	497,352
Net assets, end of period	$—	$85,698	$ —	$ —	$ 140,676
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

INVESCO VARIABLE INSURANCE FUNDS (continued)	JANUS ASPEN SERIES - SERVICE		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE
TECHNOLOGY	BALANCED	ENTERPRISE	EMERGING MARKETS EQUITY	CORE BOND (a)*	INTERNATIONAL GROWTH	ALL ASSET	LONG TERM US GOVERNMENT	SHORT- TERM

$—	$582	$32	$412	$855	$652	$1,821	$3,353	$386

1,084	—	1	(356)	(988)	517	—	(108)	24
—	—	—	—	—	140	—	—	21
—	1,048	—	100	—	4,781	—	—	—
1,084	1,048	1	(256)	(988)	5,438	—	(108)	45
(1,172)	(1,486)	244	(7,851)	(19)	(4,457)	(6,761)	(5,488)	4
$(88)	$144	$277	$(7,695)	$(152)	$1,633	$(4,940)	$(2,243)	$435

INVESCO VARIABLE INSURANCE FUNDS (continued)	JANUS ASPEN SERIES - SERVICE		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE
TECHNOLOGY	BALANCED	ENTERPRISE	EMERGING MARKETS EQUITY	CORE BOND (a)*	INTERNATIONAL GROWTH	ALL ASSET	LONG TERM US GOVERNMENT	SHORT- TERM

$—	$582	$32	$412	$855	$652	$1,821	$3,353	$386
1,084	1,048	1	(256)	(988)	5,438	—	(108)	45
(1,172)	(1,486)	244	(7,851)	(19)	(4,457)	(6,761)	(5,488)	4
(88)	144	277	(7,695)	(152)	1,633	(4,940)	(2,243)	435

—	—	—	—	—	—	—	—	—
(472)	—	(10)	—	(288)	(6)	1	(993)	(1)
(61,649)	—	13,397	(6,262)	(14,172)	4,001	—	(2,336)	6
(62,121)	—	13,387	(6,262)	(14,460)	3,995	1	(3,329)	5
(62,209)	144	13,664	(13,957)	(14,612)	5,628	(4,939)	(5,572)	440
62,209	35,185	—	45,410	14,612	58,072	54,965	165,193	39,765
$—	$35,329	$13,664	$31,453	$—	$63,700	$50,026	$159,621	$40,205

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST - ADVISOR
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	HIGH YIELD	LOW DURATION	REAL RETURN

Investment income:
Income dividends from investments in portfolio shares	$281	$5,853	$3,365	$4,225	$3,046
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(21)	(132)	(1,330)	(330)	(4)
Net realized short-term capital gain distributions from investments in portfolio shares	—	297	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	285	603	—	—
Net realized gain (loss) on investments in portfolio shares	(21)	450	(727)	(330)	(4)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,194)	(8,898)	(2,755)	(3,700)	(5,131)
Net increase (decrease) in net assets from operations	$(1,934)	$(2,595)	$(117)	$195	$(2,089)
Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2015
	PIMCO VARIABLE INSURANCE TRUST - ADVISOR
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	HIGH YIELD	LOW DURATION	REAL RETURN

Changes from operations:
Investment income	$281	$5,853	$3,365	$4,225	$3,046
Net realized gain (loss) on investments in portfolio shares	(21)	450	(727)	(330)	(4)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,194)	(8,898)	(2,755)	(3,700)	(5,131)
Net increase (decrease) in net assets from operations	(1,934)	(2,595)	(117)	195	(2,089)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	(4)	(752)	(919)	(889)	(30)
Net transfers	2,141	—	(6,535)	80	1,313
Net increase (decrease) in net assets from contract owners’ transactions	2,137	(752)	(7,454)	(809)	1,283
Net increase (decrease) in net assets	203	(3,347)	(7,571)	(614)	(806)
Net assets, beginning of period	6,196	111,961	45,029	123,809	73,494
Net assets, end of period	$6,399	$108,614	$37,458	$123,195	$72,688
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

PIMCO VARIABLE INSURANCE TRUST - ADV (continued)	PIONEER VARIABLE CONTRACTS TRUST					T. ROWE PRICE EQUITY SERIES
TOTAL RETURN	DISCIPLINED VALUE	EQUITY INCOME	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME (a)*	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II

$56,249	$429	$351	$1,524	$146	$7	$—	$1,099	$—

(14,129)	6,225	—	—	—	(81)	14,235	6	4,893
—	1,690	—	113	57	—	—	—	2,130
11,047	7,555	676	1,052	2,964	—	—	2,490	8,251
(3,082)	15,470	676	1,165	3,021	(81)	14,235	2,496	15,274
(49,686)	(18,852)	(986)	(4,215)	(4,883)	98	(4,455)	(7,566)	838
$3,481	$(2,953)	$41	$(1,526)	$(1,716)	$24	$9,780	$(3,971)	$16,112

PIMCO VARIABLE INSURANCE TRUST - ADV (continued)	PIONEER VARIABLE CONTRACTS TRUST					T. ROWE PRICE EQUITY SERIES
TOTAL RETURN	DISCIPLINED VALUE	EQUITY INCOME	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME (a)*	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II

$56,249	$429	$351	$1,524	$146	$7	$—	$1,099	$—
(3,082)	15,470	676	1,165	3,021	(81)	14,235	2,496	15,274
(49,686)	(18,852)	(986)	(4,215)	(4,883)	98	(4,455)	(7,566)	838
3,481	(2,953)	41	(1,526)	(1,716)	24	9,780	(3,971)	16,112

—	—	—	—	—	—	—	—	—
(59,651)	—	—	—	—	—	(4)	(60)	(839)
25,324	(30,083)	—	1,952	—	(9,204)	(49,194)	79,512	(6,095)
(34,327)	(30,083)	—	1,952	—	(9,204)	(49,198)	79,452	(6,934)
(30,846)	(33,036)	41	426	(1,716)	(9,180)	(39,418)	75,481	9,178
1,056,821	88,576	18,756	32,140	27,009	9,180	102,949	34,934	128,620
$1,025,975	$55,540	$18,797	$32,566	$25,293	$—	$63,531	$110,415	$137,798

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2015

	VAN ECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS

		GLOBAL
	EMERGING	HARD		CAPITAL
	MARKETS	ASSETS	BALANCED	GROWTH	INTERNATIONAL

Investment income:
Income dividends from investments in portfolio shares	$29	$2	$788	$1,465	$75
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	—	—	33	686
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	73	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	287	—	1,486	4,428	62
Net realized gain (loss) on investments in portfolio shares	287	—	1,559	4,461	748
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,089)	(2,839)	(2,317)	(2,469)	(795)
Net increase (decrease) in net assets from operations	$(773)	$(2,837)	$30	$3,457	$28
Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2015

	VAN ECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS

		GLOBAL
	EMERGING	HARD		CAPITAL
	MARKETS	ASSETS	BALANCED	GROWTH	INTERNATIONAL

Changes from operations:
Investment income	$29	$2	$788	$1,465	$75
Net realized gain (loss) on investments in portfolio shares	287	—	1,559	4,461	748
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,089)	(2,839)	(2,317)	(2,469)	(795)
Net increase (decrease) in net assets from operations	(773)	(2,837)	30	3,457	28
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions	—	—	—	(862)	(4,654)
Net transfers	—	—	—	—	—
Net increase (decrease) in net assets from contract owners’ transactions	—	—	—	(862)	(4,654)
Net increase (decrease) in net assets	(773)	(2,837)	30	2,595	(4,626)
Net assets, beginning of period	5,522	8,437	33,164	132,318	8,547
Net assets, end of period	$4,749	$5,600	$33,194	$134,913	$3,921
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUNDS (continued)				VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
SHORT-TERM INVESTMENT GRADE (a)*	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES	INTERNATIONAL	INTERNATIONAL SELECT	COMBINED TOTAL

$30	$—	$589	$1,081	$343	$72	$108	$116,305

(14)	—	—	8,886	—	(302)	—	(80,837)
—	—	65	42	33	—	—	33,869
—	—	45	2,704	4,136	—	461	164,625
(14)	—	110	11,632	4,169	(302)	461	117,657

—	(3,756)	(611)	(12,602)	(3,930)	(413)	(641)	(292,981)
$16	$(3,756)	$88	$111	$582	$(643)	$(72)	$(59,019)

VANGUARD VARIABLE INSURANCE FUNDS (continued)				VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
SHORT-TERM INVESTMENT GRADE (a)*	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES	INTERNATIONAL	INTERNATIONAL SELECT	COMBINED TOTAL

$30	$—	$589	$1,081	$343	$72	$108	$116,305
(14)	—	110	11,632	4,169	(302)	461	117,657
—	(3,756)	(611)	(12,602)	(3,930)	(413)	(641)	(292,981)
16	(3,756)	88	111	582	(643)	(72)	(59,019)

—	—	—	—	—	—	—	—
(101)	—	—	(19,430)	—	(16)	—	(589,997)
85	41,476	—	(1,362)	—	10,362	—	—

(16)	41,476	—	(20,792)	—	10,346	—	(589,997)
—	37,720	88	(20,681)	582	9,703	(72)	(649,016)
—	—	26,147	104,125	24,479	—	7,068	6,183,623
$—	$37,720	$26,235	$83,444	$25,061	$9,703	$6,996	$5,534,607

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations

For the Year Ended December 31, 2014

	ALPS INVESTORS VARIABLE INSURANCE TRUST			DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE ETF ASSET ALLOCATION	GROWTH ETF ASSET ALLOCATION	INCOME AND GROWTH ETF ASSET ALLOCATION	MIDCAP STOCK	SMALL CAP STOCK INDEX

Investment income:
Income dividends from investments in portfolio shares	$639	$9,310	$484	$3,409	$708
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5)	20,558	1,875	9,017	2,953
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	653
Net realized long-term capital gain distributions from investments in portfolio shares	918	1,983	705	2,388	6,074
Net realized gain (loss) on investments in portfolio shares	913	22,541	2,580	11,405	9,680
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	135	(17,734)	(1,586)	4,002	(4,224)
Net increase (decrease) in net assets from operations	$1,687	$14,117	$1,478	$18,816	$6,164
Statements Of Changes in Net Assets
For the Year Ended December 31, 2014

	ALPS INVESTORS VARIABLE INSURANCE TRUST			DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE ETF ASSET ALLOCATION	GROWTH ETF ASSET ALLOCATION	INCOME AND GROWTH ETF ASSET ALLOCATION	MIDCAP STOCK	SMALL CAP STOCK INDEX

Changes from operations:
Investment income	$639	$9,310	$484	$3,409	$708
Net realized gain (loss) on investments in portfolio shares	913	22,541	2,580	11,405	9,680
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	135	(17,734)	(1,586)	4,002	(4,224)
Net increase (decrease) in net assets from operations	1,687	14,117	1,478	18,816	6,164
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(797)	(288,044)	(5,463)	(19,776)	(1,076)
Net transfers	—	(3,224)	—	41,079	(13,099)
Net increase (decrease) in net assets from contract owners’ transactions	(797)	(291,268)	(5,463)	21,303	(14,175)
Net increase (decrease) in net assets	890	(277,151)	(3,985)	40,119	(8,011)
Net assets, beginning of period	61,351	1,192,260	46,196	439,723	124,100
Net assets, end of period	$62,241	$915,109	$42,211	$479,842	$116,089

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS

DREYFUS STOCK INDEX	BALANCED	CONTRAFUND®	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME	INVESTMENT GRADE BOND	OVERSEAS	REAL ESTATE

$316	$—	$—	$—	$2	$—	$1,140	$—	$730

—	4,322	1,989	1,666	—	2,131	170	47	9,486

28	2,039	—	—	24	—	5	2	135

141	7,607	—	—	—	—	—	—	3,042
169	13,968	1,989	1,666	24	2,131	175	49	12,663

3,632	(9,464)	—	(1,750)	3,716	6,485	(176)	(727)	5,261
$4,117	$4,504	$1,989	$(84)	$3,742	$8,616	$1,139	$(678)	$18,654

	FIDELITY VARIABLE INSURANCE PRODUCTS

DREYFUS STOCK INDEX	BALANCED	CONTRAFUND®	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME	INVESTMENT GRADE BOND	OVERSEAS	REAL ESTATE

$316	$—	$—	$—	$2	$—	$1,140	$—	$730
169	13,968	1,989	1,666	24	2,131	175	49	12,663

3,632	(9,464)	—	(1,750)	3,716	6,485	(176)	(727)	5,261
4,117	4,504	1,989	(84)	3,742	8,616	1,139	(678)	18,654

—	—	—	—	—	—	—	—	—
(2)	(2)	(125,762)	(11,174)	—	(12,850)	—	(17)	(491)
20,738	(89,094)	123,773	—	—	(256,228)	56,399	(9,542)	(43,607)

20,736	(89,096)	(1,989)	(11,174)	—	(269,078)	56,399	(9,559)	(44,098)
24,853	(84,592)	—	(11,258)	3,742	(260,462)	57,538	(10,237)	(25,444)
14,146	84,592	—	11,258	31,326	260,462	—	10,237	75,600
$38,999	$—	$—	$—	$35,068	$—	$57,538	$—	$50,156

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)			FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	STRATEGIC INCOME	VALUE LEADERS (a)*	VALUE STRATEGIES	HIGH INCOME (b)*	MUTUAL GLOBAL DISCOVERY (c)*

Investment income:
Income dividends from investments in portfolio shares	$800	$—	$—	$—	$2,199
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	215	5,261	4,462	65,243	(29)
Net realized short-term capital gain distributions from investments in portfolio shares	111	—	—	—	982
Net realized long-term capital gain distributions from investments in portfolio shares	210	—	—	—	5,824
Net realized gain (loss) on investments in portfolio shares	536	5,261	4,462	65,243	6,777
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	624	(5,220)	(4,289)	(43,741)	(11,167)
Net increase (decrease) in net assets from operations	$1,960	$41	$173	$21,502	$(2,191)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)			FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	STRATEGIC INCOME	VALUE LEADERS (a)*	VALUE STRATEGIES	HIGH INCOME (b)*	MUTUAL GLOBAL DISCOVERY (c)*

Changes from operations:
Investment income	$800	$—	$—	$—	$2,199
Net realized gain (loss) on investments in portfolio shares	536	5,261	4,462	65,243	6,777
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	624	(5,220)	(4,289)	(43,741)	(11,167)
Net increase (decrease) in net assets from operations	1,960	41	173	21,502	(2,191)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(1)	—	—	(1,012,640)	(356)
Net transfers	(20,612)	(11,492)	(12,091)	(354,967)	106,716
Net increase (decrease) in net assets from contract owners’ transactions	(20,613)	(11,492)	(12,091)	(1,367,607)	106,360
Net increase (decrease) in net assets	(18,653)	(11,451)	(11,918)	(1,346,105)	104,169
Net assets, beginning of period	46,398	11,451	11,918	1,346,105	—
Net assets, end of period	$27,745	$—	$—	$—	$104,169
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)			GUGGENHEIM VARIABLE INSURANCE FUNDS
STRATEGIC INCOME (d)*	TEMPLETON GLOBAL BOND (e)*	U.S. GOVERNMENT SECURITIES (f)*	MULTI HEDGE STRATEGIES	RYDEX BANKING	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ENERGY

$1,264	$959	$3,159	$—	$—	$—	$—	$—	$90

(1,261)	—	(131)	23	(1,553)	14,026	13,072	70,748	(622)
30	—	—	—	—	—	—	—	689
389	—	—	—	—	—	—	—	7,159
(842)	—	(131)	23	(1,553)	14,026	13,072	70,748	7,226
—	(342)	(282)	925	—	15,984	(6,694)	—	(35,054)
$422	$617	$2,746	$948	$(1,553)	$30,010	$6,378	$70,748	$(27,738)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)			GUGGENHEIM VARIABLE INSURANCE FUNDS
STRATEGIC INCOME (d)*	TEMPLETON GLOBAL BOND (e)*	U.S. GOVERNMENT SECURITIES (f)*	MULTI HEDGE STRATEGIES	RYDEX BANKING	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ENERGY

$1,264	$959	$3,159	$—	$—	$—	$—	$—	$90
(842)	—	(131)	23	(1,553)	14,026	13,072	70,748	7,226
—	(342)	(282)	925	—	15,984	(6,694)	—	(35,054)
422	617	2,746	948	(1,553)	30,010	6,378	70,748	(27,738)

—	—	—	—	—	—	—	—	—
(566)	(19,150)	(1,704)	(1)	(108,556)	(1,016)	(548)	(100)	(282)
144	46,476	(125,066)	94	110,109	(26,364)	(97,799)	499,758	93,905
(422)	27,326	(126,770)	93	1,553	(27,380)	(98,347)	499,658	93,623
—	27,943	(124,024)	1,041	—	2,630	(91,969)	570,406	65,885
—	—	124,024	20,120	—	104,335	91,969	—	—
$—	$27,943	$—	$21,161	$—	$106,965	$—	$570,406	$65,885

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX PRECIOUS METALS

Investment income:
Income dividends from investments in portfolio shares	$2	$—	$—	$—	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,678	(3,888)	(10,976)	—	(559)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	12,198	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	19,961	142	—
Net realized gain (loss) on investments in portfolio shares	1,678	(3,888)	21,183	142	(559)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,476	—	131	125
Net increase (decrease) in net assets from operations	$1,680	$(2,412)	$21,183	$273	$(434)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX PRECIOUS METALS

Changes from operations:
Investment income	$2	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	1,678	(3,888)	21,183	142	(559)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,476	—	131	125
Net increase (decrease) in net assets from operations	1,680	(2,412)	21,183	273	(434)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(415)	1	(20,482)	—	(13)
Net transfers	(1,265)	(9,638)	(701)	2,304	(1,801)
Net increase (decrease) in net assets from contract owners’ transactions	(1,680)	(9,637)	(21,183)	2,304	(1,814)
Net increase (decrease) in net assets	—	(12,049)	—	2,577	(2,248)
Net assets, beginning of period	—	12,049	—	—	2,248
Net assets, end of period	$—	$—	$—	$2,577	$—

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX TRANSPORTATION	RYDEX UTILITIES	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY

$—	$—	$1,145	$—	$—	$—	$—	$440	$6

(18,388)	(27,674)	(14,659)	14,819	(22)	19,694	14,320	(3,076)	(1,122)
—	18,651	9,275	—	—	—	—	—	454
—	10,155	19,493	—	—	—	—	—	1,206
(18,388)	1,132	14,109	14,819	(22)	19,694	14,320	(3,076)	538
(12,016)	—	(1,516)	(11,362)	7,359	(6,526)	(3,572)	18,089	—
$(30,404)	$1,132	$13,738	$3,457	$7,337	$13,168	$10,748	$15,453	$544

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX TRANSPORTATION	RYDEX UTILITIES	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY

$—	$—	$1,145	$—	$—	$—	$—	$440	$6
(18,388)	1,132	14,109	14,819	(22)	19,694	14,320	(3,076)	538
(12,016)	—	(1,516)	(11,362)	7,359	(6,526)	(3,572)	18,089	—
(30,404)	1,132	13,738	3,457	7,337	13,168	10,748	15,453	544

—	—	—	—	—	—	—	—	—
(19)	(10,627)	(10,943)	(684)	(108,994)	(514)	(545)	(1,013,522)	(200,897)
(512,442)	9,495	113,292	(121,061)	202,075	(93,582)	(98,402)	(217,341)	261,323
(512,461)	(1,132)	102,349	(121,745)	93,081	(94,096)	(98,947)	(1,230,863)	60,426
(542,865)	—	116,087	(118,288)	100,418	(80,928)	(88,199)	(1,215,410)	60,970
542,865	—	—	118,288	—	80,928	88,199	1,215,410	—
$—	$—	$116,087	$—	$100,418	$—	$—	$—	$60,970

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	INVESCO VARIABLE INSURANCE FUNDS (continued)		JANUS ASPEN SERIES - SERVICE		LAZARD RETIREMENT SERIES
	MONEY MARKET	TECHNOLOGY	BALANCED	FLEXIBLE BOND	EMERGING MARKETS EQUITY

Investment income:
Income dividends from investments in portfolio shares	$97	$—	$515	$—	$815
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	12	1,071	(693)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	207	—	—	4
Net realized long-term capital gain distributions from investments in portfolio shares	—	4,827	845	—	434
Net realized gain (loss) on investments in portfolio shares	—	5,046	1,916	(693)	438
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,172	251	941	(6,597)
Net increase (decrease) in net assets from operations	$97	$6,218	$2,682	$248	$(5,344)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2014

	INVESCO VARIABLE INSURANCE FUNDS (continued)		JANUS ASPEN SERIES - SERVICE		LAZARD RETIREMENT SERIES
	MONEY MARKET	TECHNOLOGY	BALANCED	FLEXIBLE BOND	EMERGING MARKETS EQUITY

Changes from operations:
Investment income	$97	$—	$515	$—	$815
Net realized gain (loss) on investments in portfolio shares	—	5,046	1,916	(693)	438
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,172	251	941	(6,597)
Net increase (decrease) in net assets from operations	97	6,218	2,682	248	(5,344)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(554,488)	(646)	(12,543)	(17,530)	1
Net transfers	496,943	—	—	(83)	39,598
Net increase (decrease) in net assets from contract owners’ transactions	(57,545)	(646)	(12,543)	(17,613)	39,599
Net increase (decrease) in net assets	(57,448)	5,572	(9,861)	(17,365)	34,255
Net assets, beginning of period	554,800	56,637	45,046	17,365	11,155
Net assets, end of period	$497,352	$62,209	$35,185	$—	$45,410

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE			PIMCO VARIABLE INSURANCE TRUST - ADVISOR
CORE BOND	INTERNATIONAL GROWTH	ALL ASSET	LONG TERM US GOVERNMENT	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	HIGH YIELD	LOW DURATION

$—	$64	$3,874	$3,227	$279	$19	$6,508	$7,168	$730

899	—	1,173	(128)	—	(79)	(103)	(6,014)	(183)
—	—	—	—	13	—	—	—	—

—	136	—	—	27	—	2,231	—	—
899	136	1,173	(128)	40	(79)	2,128	(6,014)	(183)

(444)	(5,644)	(1,566)	27,078	(40)	(1,310)	(5,238)	(1,061)	(1,099)
$455	$(5,444)	$3,481	$30,177	$279	$(1,370)	$3,398	$93	$(552)

OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE			PIMCO VARIABLE INSURANCE TRUST - ADVISOR
CORE BOND	INTERNATIONAL GROWTH	ALL ASSET	LONG TERM US GOVERNMENT	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	HIGH YIELD	LOW DURATION

$—	$64	$3,874	$3,227	$279	$19	$6,508	$7,168	$730
899	136	1,173	(128)	40	(79)	2,128	(6,014)	(183)

(444)	(5,644)	(1,566)	27,078	(40)	(1,310)	(5,238)	(1,061)	(1,099)
455	(5,444)	3,481	30,177	279	(1,370)	3,398	93	(552)

—	—	—	—	—	—	—	—	—
(242)	—	(2)	(1,125)	1	—	(1,073)	(1,870)	(452)
(6,868)	56,569	(51,414)	16,433	—	481	(23,396)	9,304	123,079

(7,110)	56,569	(51,416)	15,308	1	481	(24,469)	7,434	122,627
(6,655)	51,125	(47,935)	45,485	280	(889)	(21,071)	7,527	122,075
21,267	6,947	102,900	119,708	39,485	7,085	133,032	37,502	1,734
$14,612	$58,072	$54,965	$165,193	$39,765	$6,196	$111,961	$45,029	$123,809

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE TRUST - ADVISOR (continued)		PIONEER VARIABLE CONTRACTS TRUST
	REAL	TOTAL	DISCIPLINED	EQUITY	HIGH
	RETURN	RETURN	VALUE	INCOME	YIELD

Investment income:
Income dividends from investments in portfolio shares	$969	$25,172	$2,353	$475	$7,974
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(99)	(16,561)	20,436	2,765	29,807
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	6,115	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	14,336	—	—
Net realized gain (loss) on investments in portfolio shares	(99)	(16,561)	40,887	2,765	29,807
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,271	37,638	(29,103)	(1,117)	(21,967)
Net increase (decrease) in net assets from operations	$2,141	$46,249	$14,137	$2,123	$15,814
Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2014

	PIMCO VARIABLE TRUST -
	ADVISOR (continued)		PIONEER VARIABLE CONTRACTS TRUST
	REAL	TOTAL	DISCIPLINED	EQUITY	HIGH
	RETURN	RETURN	VALUE	INCOME	YIELD

Changes from operations:
Investment income	$969	$25,172	$2,353	$475	$7,974
Net realized gain (loss) on investments in portfolio shares	(99)	(16,561)	40,887	2,765	29,807
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,271	37,638	(29,103)	(1,117)	(21,967)
Net increase (decrease) in net assets from operations	2,141	46,249	14,137	2,123	15,814
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(4)	(34,931)	(1)	(12,857)	(1,039,623)
Net transfers	312	(54,849)	(133,749)	—	(149,974)
Net increase (decrease) in net assets from contract owners’ transactions	308	(89,780)	(133,750)	(12,857)	(1,189,597)
Net increase (decrease) in net assets	2,449	(43,531)	(119,613)	(10,734)	(1,173,783)
Net assets, beginning of period	71,045	1,100,352	208,189	29,490	1,205,923
Net assets, end of period	$73,494	$1,056,821	$88,576	$18,756	$32,140

The accompanying notes are an integral part of these financial statements.

PIONEER VARIABLE CONTRACTS TRUST (continued)		T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE PRICE FIXED INCOME SERIES	VAN ECK VIP TRUST
MID CAP VALUE	STRATEGIC INCOME	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED- TERM BOND II	EMERGING MARKETS	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES

$164	$84	$—	$1,314	$—	$4	$28	$—	$—

—	116	23,148	20,664	1,280	(111)	—	—	(40)
596	—	—	—	2,040	—	215	—	—

2,777	—	—	—	7,272	—	430	—	65
3,373	116	23,148	20,664	10,592	(111)	645	—	25

(55)	(118)	(10,309)	(14,134)	9,821	129	(697)	(2,024)	—
$3,482	$82	$12,839	$7,844	$20,413	$22	$(24)	$(2,024)	$25

PIONEER VARIABLE CONTRACTS TRUST (continued)		T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE PRICE FIXED INCOME SERIES	VAN ECK VIP TRUST
MID CAP VALUE	STRATEGIC INCOME	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED- TERM BOND II	EMERGING MARKETS	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES

$164	$84	$—	$1,314	$—	$4	$28	$—	$—
3,373	116	23,148	20,664	10,592	(111)	645	—	25

(55)	(118)	(10,309)	(14,134)	9,821	129	(697)	(2,024)	—
3,482	82	12,839	7,844	20,413	22	(24)	(2,024)	25

—	—	—	—	—	—	—	—	—
(1)	5	(614)	(661)	(350)	(9,048)	1	—	—
—	(5,931)	(31,153)	(89,203)	92,561	—	—	—	(25)

(1)	(5,926)	(31,767)	(89,864)	92,211	(9,048)	1	—	(25)
3,481	(5,844)	(18,928)	(82,020)	112,624	(9,026)	(23)	(2,024)	—
23,528	15,024	121,877	116,954	15,996	9,026	5,545	10,461	—
$27,009	$9,180	$102,949	$34,934	$128,620	$—	$5,522	$8,437	$—

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	VANGUARD VARIABLE INSURANCE FUNDS
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	INTERNATIONAL	TOTAL BOND MARKET INDEX

Investment income:
Income dividends from investments in portfolio shares	$708	$—	$—	$129	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,336	12	6,564	9	—
Net realized short-term capital gain distributions from investments in portfolio shares	186	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,469	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	6,991	12	6,564	9	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,688)	8,383	(6,776)	(690)	455
Net increase (decrease) in net assets from operations	$3,011	$8,395	$(212)	$(552)	$455
Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2014

	VANGUARD VARIABLE INSURANCE FUNDS
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	INTERNATIONAL	TOTAL BOND MARKET INDEX

Changes from operations:
Investment income	$708	$—	$—	$129	$—
Net realized gain (loss) on investments in portfolio shares	6,991	12	6,564	9	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,688)	8,383	(6,776)	(690)	455
Net increase (decrease) in net assets from operations	3,011	8,395	(212)	(552)	455
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(18,769)	(572)	(19,985)	(61)	(50)
Net transfers	—	124,495	—	—	25,742
Net increase (decrease) in net assets from contract owners’ transactions	(18,769)	123,923	(19,985)	(61)	25,692
Net increase (decrease) in net assets	(15,758)	132,318	(20,197)	(613)	26,147
Net assets, beginning of period	48,922	—	20,197	9,160	—
Net assets, end of period	$33,164	$132,318	$—	$8,547	$26,147

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUNDS (continued)	VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES	INTERNATIONAL SELECT	COMBINED TOTAL

$1,388	$252	$110	$91,222

4,337	—	—	287,428
31	101	—	54,784

5,473	2,575	350	130,644
9,841	2,676	350	472,856

664	2,952	(989)	(134,409)
$11,893	$5,880	$(529)	$429,669

VANGUARD VARIABLE INSURANCE FUNDS (continued)	VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES	INTERNATIONAL SELECT	COMBINED TOTAL

$1,388	$252	$110	$91,222
9,841	2,676	350	472,856

664	2,952	(989)	(134,409)
11,893	5,880	(529)	429,669

—	—	—	—
(1,372)	1	—	(4,706,889)
(7,134)	—	—	—

(8,506)	1	—	(4,706,889)
3,387	5,881	(529)	(4,277,220)
100,738	18,598	7,597	10,460,843
$104,125	$24,479	$7,068	$6,183,623

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements

Years Ended December 31, 2015 and 2014

(1) General

    The PHL Variable Accumulation Account II (“Account”) is a separate investment account of PHL Variable Insurance Company (“Company”). The Company is a Connecticut stock life insurance company and, prior to June 30, 2015, was an indirect wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix”). Phoenix and the Company (as of June 30, 2015) are wholly-owned subsidiaries of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established October 25, 2007 and commenced operations on April 7, 2008. The Account is used as a funding vehicle for an individual variable annuity contract, Phoenix Portfolio Advisor, issued by the Company and the contract is registered under the Securities Act of 1933. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Connecticut Insurance Code. Effective May 1, 2010, the Account was no longer offered.

    Various lawsuits against the Company may arise in the ordinary course of the Company’s business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which the Account is a party or to which the assets of the Account are subject. The Company is not involved in any litigation that is of material importance in relation to their total assets or that relates to the Account.

    The following investment options are available as of December 31, 2015:

ALPS VARIABLE INVESTMENT TRUST

    Balanced ETF Asset Allocation Portfolio

    Conservative ETF Asset Allocation Portfolio

    Growth ETF Asset Allocation Portfolio

    Income and Growth ETF Asset Allocation Portfolio

DREYFUS INVESTMENT PORTFOLIOS – SERVICE

    MidCap Stock Portfolio

    Small Cap Stock Index Portfolio

DREYFUS STOCK INDEX FUND – SERVICE

FIDELITY VARIABLE INSURANCE PRODUCTS – SERVICE CLASS 2

    Growth Opportunities Portfolio

    High Income Portfolio

    Investment Grade Bond Portfolio

    Overseas Portfolio

    Real Estate Portfolio

    Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

    Mutual Global Discovery Fund

    Templeton Global Bond Fund

    U.S. Government Securities Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

    Multi-Hedge Strategies Fund

    Rydex Biotechnology Fund

    Rydex Consumer Products Fund

    Rydex Energy Fund

    Rydex Mid Cap 1.5X Strategy Fund

    Rydex S&P 500 2X Strategy Fund

    Rydex S&P 500 Pure Growth Fund

    Rydex S&P 500 Pure Value Fund

    Rydex Transportation Fund

INVESCO VARIABLE INSURANCE FUNDS – CLASS I

    Money Market Fund

    Technology Fund

JANUS ASPEN SERIES – SERVICE

    Balanced Portfolio

    Enterprise Portfolio

LAZARD RETIREMENT SERIES, INC.

    Emerging Markets Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

    International Growth Fund

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE

    All Asset Portfolio

    Long Term US Government Portfolio

    Short-Term Portfolio

PIMCO VARIABLE INSURANCE TRUST – ADVISOR

    CommodityRealReturn Strategy Portfolio

    Emerging Markets Bond Portfolio

    High Yield Portfolio

    Low Duration Portfolio

    Real Return Bond Portfolio

    Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST

    Disciplined Value Portfolio

    Equity Income Portfolio II

    High Yield Portfolio II

    Mid Cap Value Portfolio II

T. ROWE PRICE EQUITY SERIES, INC.

    Blue Chip Growth Portfolio II

    Equity Income Portfolio II

    Health Science Portfolio II

VAN ECK VIP INSURANCE TRUST

    Emerging Markets Fund – Initial Class

    Global Hard Assets Fund – Class S

VANGUARD VARIABLE INSURANCE FUND

    Balanced Portfolio

    Capital Growth Portfolio

    International Portfolio

    Small Company Growth Portfolio

    Total Bond Market Index Portfolio

    Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

    Real Estate Securities Series

WANGER ADVISORS TRUST

    International Fund

    International Select Fund

(2) Summary of Significant Accounting Policies

BASIS OF PRESENTATION

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

28

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

NEW ACCOUNTING PRONOUNCEMENTS

    In August 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

    In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

    Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

    Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

    No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

    The Account does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

    Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

NET TRANSFERS

    The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product.

BREAKAGE

    Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. There was no breakage for the years ended December 31, 2015 and December 31, 2014, respectively.

(3) Financial Instruments and Fair Value

    The Account values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect the Account’s assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

● Level 1 –	Valuations based on quoted prices in active markets for identical investments.
● Level 2 –

Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

● Level 3 –	Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

    The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

    Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. The Account includes these prices in the amounts disclosed in Level 1 of the hierarchy.

29

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

    The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2015	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Balanced	$888,390	$ 888,390	$—	$—
Bond	1,738,915	1,738,915	—	—
Money Market	140,676	140,676	—	—
Stock	2,766,626	2,766,626	—	—
	$5,534,607	$5,534,607	—	—

    The Account’s investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. For the Account, such assets include investments in various mutual funds. The following table indicates the investments with a reported NAV:

Fair Value Using NAV per share as of December 31, 2015
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Balanced	$888,390	N/A	Daily	None	None
Bond	1,738,915	N/A	Daily	None	None
Money Market	140,676	N/A	Daily	None	None
Stock	2,766,626	N/A	Daily	None	None
	$5,534,607

*	Subject to portfolio managers’ discretion and/or excessive trading by Company.

(4)	Purchases and Sales of Investments in Portfolio Shares

    The aggregate cost of purchases of investments in portfolio shares was $27,497,940 and $25,292,869 for the years ended December 31, 2015 and December 31, 2014, respectively. The aggregate proceeds from sales of investments in portfolio shares were $27,773,135 and $29,723,138 for the years ended December 31, 2015 and December 31, 2014, respectively.

(5)	Deductions and Expenses

    Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

    The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

    The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $8,798 and $9,960 for the years ended December 31, 2015 and December 31, 2014, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

    The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $750 and $800 for the years ended December 31, 2015 and December 31, 2014, respectively.

    The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $10,214 and $10,334 for the years ended December 31, 2015 and December 31, 2014, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6)	Financial Highlights

    The following table discloses total returns, investment income and expense ratios for each offered fund in the Account.

    The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

    The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

    The expense ratio includes only those expenses that result in a direct reduction to unit values. There are no such expenses for this product. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

30

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

ALPS Variable Investment Trust:
ALPS ETF Asset Allocation:
Conservative Portfolio
December 31, 2015	603	$1.22	$734	-0.81%	0.42%	N/A
December 31, 2014	51	1.23	62	2.50%	1.03%	N/A
December 31, 2013	51	1.20	61	2.56%	0.16%	N/A
December 31, 2012	52	1.17	61	5.41%	0.21%	N/A
December 31, 2011	1,016	1.11	1,129	2.78%	2.80%	N/A
Growth Portfolio
December 31, 2015	105	1.31	137	-2.24%	1.39%	N/A
December 31, 2014	682	1.34	915	4.69%	1.01%	N/A
December 31, 2013	930	1.28	1,192	16.36%	1.78%	N/A
December 31, 2012	1,034	1.10	1,138	13.40%	1.68%	N/A
December 31, 2011	368	0.97	359	-3.96%	0.38%	N/A
Income and Growth Portfolio
December 31, 2015	29	1.26	36	-1.56%	1.37%	N/A
December 31, 2014	33	1.28	42	3.23%	1.06%	N/A
December 31, 2013	37	1.24	46	7.83%	1.35%	N/A
December 31, 2012	42	1.15	48	7.48%	1.46%	N/A
December 31, 2011	47	1.07	50	0.94%	0.77%	N/A
The Dreyfus Investment Portfolios – Service
MidCap Stock Portfolio
December 31, 2015	252	1.89	478	-2.58%	0.84%	N/A
December 31, 2014	247	1.94	480	11.49%	1.67%	N/A
December 31, 2013	253	1.74	440	34.88%	2.93%	N/A
December 31, 2012	321	1.29	415	19.44%	0.50%	N/A
December 31, 2011	384	1.08	415	0.00%	0.00%	N/A
Small Cap Stock Index Portfolio
December 31, 2015	59	1.91	113	-2.05%	0.72%	N/A
December 31, 2014	59	1.95	116	4.84%	0.61%	N/A
December 31, 2013	67	1.86	124	40.91%	0.00%	N/A
December 31, 2012	—	1.32	—	15.79%	1.23%	N/A
December 31, 2011	38	1.14	44	0.88%	0.70%	N/A
Dreyfus Stock Index Fund – Service
December 31, 2015	9	1.71	16	1.18%	1.50%	N/A
December 31, 2014	23	1.69	39	12.67%	1.60%	N/A
December 31, 2013	9	1.50	14	31.58%	1.53%	N/A
December 31, 2012	147	1.14	167	16.33%	1.62%	N/A
December 31, 2011	246	0.98	242	1.03%	1.74%	N/A
Fidelity Variable Insurance Products – Service:
Growth Opportunities Portfolio
December 31, 2015	28	1.86	52	5.08%	0.00%	N/A
December 31, 2014	20	1.77	35	12.03%	0.01%	N/A
December 31, 2013	20	1.58	31	37.39%	0.05%	N/A
December 31, 2012	20	1.15	23	19.79%	0.05%	N/A
December 31, 2011	20	0.96	19	2.13%	0.00%	N/A
High Income Portfolio
December 31, 2015	—	1.51	—	-3.82%	0.71%	N/A
December 31, 2014	—	1.57	—	0.64%	0.00%	N/A
December 31, 2013	167	1.56	260	6.12%	2.14%	N/A
December 31, 2012	1,022	1.47	1,505	13.95%	9.15%	N/A
December 31, 2011	299	1.29	387	3.20%	8.55%	N/A
Investment Grade Bond Portfolio
December 31, 2015	52	1.39	72	-0.71%	2.42%	N/A
December 31, 2014	41	1.40	58	6.06%	3.39%	N/A
December 31, 2013	—	1.32	—	-2.22%	0.00%	N/A
December 31, 2012	25	1.35	34	5.47%	2.80%	N/A
December 31, 2011	6	1.28	7	6.67%	3.01%	N/A

31

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Fidelity Variable Insurance Products – Service: (continued)
Overseas Portfolio
December 31, 2015	5	$1.06	$5	2.91%	4.30%	N/A
December 31, 2014	—	1.03	—	-8.04%	0.00%	N/A
December 31, 2013	9	1.12	10	30.23%	1.60%	N/A
December 31, 2012	18	0.86	16	21.13%	0.94%	N/A
December 31, 2011	40	0.71	28	-17.44%	0.93%	N/A
Real Estate Portfolio
December 31, 2015	17	1.72	30	3.61%	1.42%	N/A
December 31, 2014	30	1.66	50	29.69%	1.11%	N/A
December 31, 2013	59	1.28	76	1.59%	1.79%	N/A
December 31, 2012	39	1.26	49	18.87%	1.58%	N/A
December 31, 2011	19	1.06	20	7.07%	0.85%	N/A
Strategic Income Portfolio
December 31, 2015	27	1.47	40	-2.00%	2.88%	N/A
December 31, 2014	18	1.50	28	3.45%	2.14%	N/A
December 31, 2013	32	1.45	46	0.00%	3.04%	N/A
December 31, 2012	61	1.45	88	9.85%	3.79%	N/A
December 31, 2011	28	1.32	37	4.76%	3.79%	N/A
Franklin Templeton Variable Insurance Products Trust:
Mutual Global Discovery II Fund
December 31, 2015	66	1.50	100	-3.85%	2.82%	N/A
December 31, 2014	67	1.56	104	6.12%	4.18%	N/A
December 31, 2013	—	1.47	—	27.83%	0.00%	N/A
December 31, 2012	93	1.15	107	12.75%	1.84%	N/A
December 31, 2011	270	1.02	275	-2.86%	2.21%	N/A
Templeton Global Bond II Fund
December 31, 2015	22	1.54	34	-4.35%	8.30%	N/A
December 31, 2014	17	1.61	28	1.90%	4.08%	N/A
December 31, 2013	—	1.58	—	1.28%	3.37%	N/A
December 31, 2012	96	1.56	149	15.56%	4.89%	N/A
December 31, 2011	195	1.35	263	-0.74%	4.48%	N/A
U.S. Government Securities II Fund
December 31, 2015	6	1.25	7	0.00%	0.88%	N/A
December 31, 2014	—	1.25	—	4.17%	4.47%	N/A
December 31, 2013	103	1.20	124	-2.44%	2.59%	N/A
December 31, 2012	82	1.23	102	1.65%	6.34%	N/A
December 31, 2011	202	1.21	245	6.14%	2.28%	N/A
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund
December 31, 2015	50	1.00	50	2.04%	0.79%	N/A
December 31, 2014	22	0.98	21	4.26%	0.00%	N/A
December 31, 2013	22	0.94	20	2.17%	0.00%	N/A
December 31, 2012	22	0.92	20	2.22%	0.39%	N/A
December 31, 2011	34	0.90	30	3.45%	0.00%	N/A
Rydex Biotechnology Fund
December 31, 2015	28	4.05	115	8.58%	0.00%	N/A
December 31, 2014	29	3.73	107	32.74%	0.00%	N/A
December 31, 2013	37	2.81	104	54.40%	0.00%	N/A
December 31, 2012	37	1.82	68	35.82%	0.00%	N/A
December 31, 2011	10	1.34	14	10.74%	0.00%	N/A
Rydex Consumer Products Fund
December 31, 2015	—	2.14	—	6.47%	0.00%	N/A
December 31, 2014	—	2.01	—	12.29%	0.00%	N/A
December 31, 2013	51	1.79	92	28.78%	1.99%	N/A
December 31, 2012	10	1.39	14	8.59%	1.36%	N/A
December 31, 2011	20	1.28	25	14.29%	1.61%	N/A

32

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Guggenheim Variable Insurance Funds: (continued)
Rydex Energy Fund
December 31, 2015	74	$0.62	$46	-29.55%	0.42%	N/A
December 31, 2014	75	0.88	66	-19.27%	0.22%	N/A
December 31, 2013	—	1.09	—	23.86%	0.00%	N/A
December 31, 2012	5	0.88	4	2.33%	0.00%	N/A
December 31, 2011	24	0.86	21	-5.49%	0.00%	N/A
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2015	—	1.92	—	-5.42%	0.00%	N/A
December 31, 2014	—	2.03	—	11.54%	0.00%	N/A
December 31, 2013	—	1.82	—	50.41%	0.00%	N/A
December 31, 2012	—	1.21	—	24.74%	0.00%	N/A
December 31, 2011	—	0.97	—	-7.62%	0.00%	N/A
Rydex S&P 500 2X Strategy Fund
December 31, 2015	154	1.78	273	-1.66%	0.00%	N/A
December 31, 2014	—	1.81	—	24.83%	0.00%	N/A
December 31, 2013	375	1.45	543	68.60%	0.00%	N/A
December 31, 2012	7	0.86	6	30.30%	0.00%	N/A
December 31, 2011	7	0.66	5	-4.35%	0.00%	N/A
Rydex S&P 500 Pure Growth Fund
December 31, 2015	68	2.11	143	0.96%	0.00%	N/A
December 31, 2014	—	2.09	—	12.37%	0.00%	N/A
December 31, 2013	—	1.86	—	40.91%	0.00%	N/A
December 31, 2012	28	1.32	37	13.79%	0.00%	N/A
December 31, 2011	26	1.16	30	-0.85%	0.00%	N/A
Rydex S&P 500 Pure Value Fund
December 31, 2015	141	1.73	245	-9.42%	0.59%	N/A
December 31, 2014	61	1.91	116	11.05%	0.68%	N/A
December 31, 2013	—	1.72	—	45.76%	0.00%	N/A
December 31, 2012	21	1.18	24	21.65%	1.70%	N/A
December 31, 2011	22	0.97	22	-3.00%	0.13%	N/A
Rydex Transportation Fund
December 31, 2015	49	1.76	86	-13.73%	0.00%	N/A
December 31, 2014	49	2.04	100	22.16%	0.00%	N/A
December 31, 2013	—	1.67	—	50.45%	0.00%	N/A
December 31, 2012	2	1.11	3	18.09%	0.00%	N/A
December 31, 2011	5	0.94	4	-11.32%	0.00%	N/A
Invesco Variable Insurance Funds:
Money Market Fund
December 31, 2015	14	10.01	141	0.00%	0.01%	N/A
December 31, 2014	50	10.01	497	0.00%	0.01%	N/A
December 31, 2013	55	10.01	555	0.10%	0.04%	N/A
December 31, 2012	168	10.00	1,677	0.00%	0.02%	N/A
Inception May 1, 2012		10.00	—	N/A	N/A	N/A
Technology Fund
December 31, 2015	—	1.92	—	6.67%	0.00%	N/A
December 31, 2014	35	1.80	62	11.11%	0.00%	N/A
December 31, 2013	35	1.62	57	24.62%	0.00%	N/A
December 31, 2012	—	1.30	—	12.07%	0.00%	N/A
December 31, 2011	24	1.16	27	-5.69%	0.19%	N/A
Janus Aspen Series – Service:
Balanced Portfolio
December 31, 2015	21	1.71	35	0.59%	1.64%	N/A
December 31, 2014	21	1.70	35	8.28%	1.50%	N/A
December 31, 2013	29	1.57	45	19.85%	1.15%	N/A
December 31, 2012	107	1.31	141	12.93%	2.19%	N/A
December 31, 2011	198	1.16	229	1.75%	2.22%	N/A

33

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Janus Aspen Series – Service: (continued)
Enterprise Portfolio
December 31, 2015	7	$1.91	$14	3.24%	1.08%	N/A
December 31, 2014	—	1.85	—	12.80%	0.00%	N/A
December 31, 2013	—	1.64	—	32.26%	0.00%	N/A
December 31, 2012	16	1.24	20	16.98%	0.00%	N/A
December 31, 2011	8	1.06	9	-1.85%	0.00%	N/A
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2015	38	0.83	31	-20.19%	1.07%	N/A
December 31, 2014	44	1.04	45	-4.59%	2.59%	N/A
December 31, 2013	10	1.09	11	-0.91%	0.63%	N/A
December 31, 2012	34	1.10	37	22.22%	1.24%	N/A
December 31, 2011	111	0.90	100	-18.18%	1.92%	N/A
Oppenheimer Variable Account Funds – Service:
International Growth Fund
December 31, 2015	49	1.31	64	3.15%	1.00%	N/A
December 31, 2014	46	1.27	58	-7.30%	0.18%	N/A
December 31, 2013	5	1.37	7	25.69%	1.81%	N/A
December 31, 2012	55	1.09	60	22.47%	1.05%	N/A
December 31, 2011	87	0.89	78	-8.25%	0.71%	N/A
PIMCO Variable Insurance Trust: Administrative:
All Asset Portfolio
December 31, 2015	40	1.24	50	-8.82%	3.39%	N/A
December 31, 2014	40	1.36	55	0.74%	4.84%	N/A
December 31, 2013	76	1.35	103	0.00%	4.35%	N/A
December 31, 2012	107	1.35	144	15.38%	4.41%	N/A
December 31, 2011	380	1.17	445	1.74%	2.57%	N/A
Long Term US Government Portfolio
December 31, 2015	92	1.73	160	-1.14%	2.06%	N/A
December 31, 2014	94	1.75	165	24.11%	2.29%	N/A
December 31, 2013	85	1.41	120	-12.96%	2.41%	N/A
December 31, 2012	59	1.62	95	4.52%	2.13%	N/A
December 31, 2011	38	1.55	59	27.05%	2.56%	N/A
Short-Term Portfolio
December 31, 2015	35	1.16	40	0.87%	0.95%	N/A
December 31, 2014	35	1.15	40	0.88%	0.70%	N/A
December 31, 2013	35	1.14	39	0.88%	0.76%	N/A
December 31, 2012	35	1.13	39	2.73%	0.94%	N/A
December 31, 2011	165	1.10	182	0.00%	0.94%	N/A
PIMCO Variable Insurance Trust: Advisor:
CommodityRealReturn Strategy Portfolio
December 31, 2015	15	0.43	6	-25.86%	4.25%	N/A
December 31, 2014	11	0.58	6	-18.31%	0.27%	N/A
December 31, 2013	10	0.71	7	-15.48%	2.12%	N/A
December 31, 2012	18	0.84	15	5.00%	1.62%	N/A
December 31, 2011	82	0.80	65	-6.98%	3.37%	N/A
Emerging Markets Bond Portfolio
December 31, 2015	77	1.41	109	-2.08%	5.20%	N/A
December 31, 2014	77	1.44	112	1.41%	5.15%	N/A
December 31, 2013	93	1.42	133	-7.19%	4.90%	N/A
December 31, 2012	125	1.53	191	17.69%	4.79%	N/A
December 31, 2011	59	1.30	77	5.69%	5.22%	N/A
High Yield Portfolio
December 31, 2015	24	1.57	37	-1.88%	5.10%	N/A
December 31, 2014	28	1.60	45	3.23%	5.10%	N/A
December 31, 2013	24	1.55	38	5.44%	5.47%	N/A
December 31, 2012	278	1.47	409	13.95%	5.80%	N/A
December 31, 2011	1,076	1.29	1,383	3.20%	6.78%	N/A

34

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

PIMCO Variable Insurance Trust: Advisor: (continued)
Low Duration Portfolio
December 31, 2015	98	$1.26	$123	0.00%	3.33%	N/A
December 31, 2014	98	1.26	124	0.80%	1.16%	N/A
December 31, 2013	1	1.25	2	0.00%	1.17%	N/A
December 31, 2012	45	1.25	56	5.93%	1.98%	N/A
December 31, 2011	202	1.18	240	0.85%	1.57%	N/A
Real Return Portfolio
December 31, 2015	58	1.26	73	-2.33%	4.10%	N/A
December 31, 2014	57	1.29	73	3.20%	1.31%	N/A
December 31, 2013	57	1.25	71	-9.42%	0.95%	N/A
December 31, 2012	202	1.38	280	8.66%	0.98%	N/A
December 31, 2011	82	1.27	104	11.40%	1.89%	N/A
Total Return Portfolio
December 31, 2015	706	1.45	1,026	0.00%	4.67%	N/A
December 31, 2014	729	1.45	1,057	4.32%	2.00%	N/A
December 31, 2013	791	1.39	1,100	-2.11%	2.04%	N/A
December 31, 2012	1,059	1.42	1,503	9.23%	2.47%	N/A
December 31, 2011	1,188	1.30	1,542	4.00%	2.55%	N/A
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio
December 31, 2015	44	1.25	56	-6.02%	0.65%	N/A
December 31, 2014	67	1.33	89	9.92%	1.63%	N/A
December 31, 2013	172	1.21	208	28.72%	1.43%	N/A
December 31, 2012	213	0.94	200	10.59%	1.49%	N/A
December 31, 2011	—	0.85	—	-3.41%	0.00%	N/A
Equity Income Portfolio
December 31, 2015	11	1.65	19	0.00%	1.87%	N/A
December 31, 2014	11	1.65	19	13.01%	2.64%	N/A
December 31, 2013	20	1.46	29	28.07%	1.67%	N/A
December 31, 2012	92	1.14	105	10.68%	2.91%	N/A
December 31, 2011	223	1.03	230	5.10%	2.22%	N/A
High Yield Portfolio
December 31, 2015	21	1.52	33	-4.40%	4.50%	N/A
December 31, 2014	20	1.59	32	0.00%	4.95%	N/A
December 31, 2013	757	1.59	1,206	11.97%	4.96%	N/A
December 31, 2012	—	1.42	—	15.45%	5.29%	N/A
December 31, 2011	1	1.23	1	-2.38%	4.83%	N/A
Mid Cap Value Portfolio
December 31, 2015	16	1.56	25	-6.59%	0.55%	N/A
December 31, 2014	16	1.67	27	15.17%	0.65%	N/A
December 31, 2013	16	1.45	24	33.03%	0.73%	N/A
December 31, 2012	16	1.09	18	10.10%	0.79%	N/A
December 31, 2011	16	0.99	16	-5.71%	0.64%	N/A
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio
December 31, 2015	30	2.11	64	10.47%	0.00%	N/A
December 31, 2014	54	1.91	103	9.14%	0.00%	N/A
December 31, 2013	70	1.75	122	41.13%	0.00%	N/A
December 31, 2012	121	1.24	151	18.10%	0.00%	N/A
December 31, 2011	89	1.05	94	0.96%	0.00%	N/A
Equity Income Portfolio
December 31, 2015	77	1.43	110	-7.14%	1.87%	N/A
December 31, 2014	23	1.54	35	6.94%	1.73%	N/A
December 31, 2013	81	1.44	117	29.73%	1.33%	N/A
December 31, 2012	77	1.11	86	16.84%	1.90%	N/A
December 31, 2011	143	0.95	136	-1.04%	1.33%	N/A

35

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

T. Rowe Price Equity Series, Inc: (continued)
Health Sciences Portfolio
December 31, 2015	36	$3.80	$138	12.43%	0.00%	N/A
December 31, 2014	38	3.38	129	31.52%	0.00%	N/A
December 31, 2013	6	2.57	16	50.29%	0.00%	N/A
December 31, 2012	9	1.71	15	31.54%	0.00%	N/A
December 31, 2011	27	1.30	35	10.17%	0.00%	N/A
Van Eck VIP Insurance Trust:
Emerging Markets Fund
December 31, 2015	5	1.04	5	-14.05%	0.54%	N/A
December 31, 2014	5	1.21	6	-0.82%	0.49%	N/A
December 31, 2013	5	1.22	6	11.93%	3.15%	N/A
December 31, 2012	13	1.09	14	29.76%	0.00%	N/A
December 31, 2011	37	0.84	31	-25.66%	1.18%	N/A
Global Hard Assets Fund
December 31, 2015	10	0.53	6	-34.57%	0.03%	N/A
December 31, 2014	10	0.81	8	-19.00%	0.00%	N/A
December 31, 2013	10	1.00	10	9.89%	0.50%	N/A
December 31, 2012	10	0.91	9	3.41%	0.51%	N/A
December 31, 2011	74	0.88	65	-16.19%	1.12%	N/A
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2015	20	1.65	33	0.00%	2.36%	N/A
December 31, 2014	20	1.65	33	10.00%	2.18%	N/A
December 31, 2013	33	1.50	49	20.00%	2.40%	N/A
December 31, 2012	33	1.25	41	12.61%	2.69%	N/A
December 31, 2011	33	1.11	37	3.74%	2.59%	N/A
Capital Growth Portfolio
December 31, 2015	65	2.06	135	2.49%	1.10%	N/A
December 31, 2014	66	2.01	132	18.93%	0.00%	N/A
December 31, 2013	—	1.69	—	38.52%	0.00%	N/A
December 31, 2012	—	1.22	—	15.09%	0.00%	N/A
December 31, 2011	—	1.06	—	-0.93%	0.00%	N/A
International Portfolio
December 31, 2015	3	1.12	4	-0.88%	1.69%	N/A
December 31, 2014	8	1.13	9	-6.61%	1.43%	N/A
December 31, 2013	8	1.21	9	23.47%	1.40%	N/A
December 31, 2012	8	0.98	7	20.99%	2.37%	N/A
December 31, 2011	121	0.81	98	-13.83%	1.59%	N/A
Small Company Growth Portfolio
December 31, 2015	17	2.16	38	-3.14%	0.00%	N/A
December 31, 2014	—	2.23	—	3.72%	0.00%	N/A
December 31, 2013	—	2.15	—	46.26%	2.24%	N/A
December 31, 2012	43	1.47	63	14.84%	0.00%	N/A
December 31, 2011	—	1.28	—	1.59%	0.00%	N/A
Total Bond Market Index Portfolio
December 31, 2015	19	1.35	26	0.00%	2.24%	N/A
December 31, 2014	19	1.35	26	5.47%	0.00%	N/A
December 31, 2013	—	1.28	—	-2.29%	0.00%	N/A
December 31, 2012	—	1.31	—	4.80%	7.46%	N/A
December 31, 2011	29	1.25	36	6.84%	6.10%	N/A
Total Stock Market Index Portfolio
December 31, 2015	48	1.75	83	0.57%	1.26%	N/A
December 31, 2014	60	1.74	104	12.26%	1.36%	N/A
December 31, 2013	65	1.55	101	33.62%	1.54%	N/A
December 31, 2012	82	1.16	95	16.00%	1.87%	N/A
December 31, 2011	322	1.00	322	1.01%	1.37%	N/A

36

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Virtus Variable Insurance Trust
Real Estate Securities Series
December 31, 2015	15	$1.70	$25	2.41%	1.39%	N/A
December 31, 2014	15	1.66	24	31.75%	1.16%	N/A
December 31, 2013	15	1.26	19	0.80%	1.50%	N/A
December 31, 2012	15	1.25	18	16.82%	1.09%	N/A
December 31, 2011	87	1.07	93	9.18%	0.75%	N/A
Wanger Advisors Trust:
International Fund
December 31, 2015	7	1.31	10	0.00%	1.35%	N/A
December 31, 2014	—	1.31	—	-4.38%	0.00%	N/A
December 31, 2013	—	1.37	—	22.32%	3.76%	N/A
December 31, 2012	24	1.12	27	21.74%	1.05%	N/A
December 31, 2011	47	0.92	43	-14.81%	4.51%	N/A
International Select Fund
December 31, 2015	6	1.11	7	-1.77%	1.50%	N/A
December 31, 2014	6	1.13	7	-6.61%	1.41%	N/A
December 31, 2013	6	1.21	8	14.15%	5.88%	N/A
December 31, 2012	6	1.06	7	21.84%	1.20%	N/A
December 31, 2011	6	0.87	5	-10.31%	1.51%	N/A

37

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(7) Unit Progression

    The change in units outstanding for the year ended December 31, 2015 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		50,519.4	1,125,436.6	(573,186.4)	602,769.6
Growth ETF Asset Allocation II		682,374.9	520,907.2	(1,098,250.8)	105,031.3
Income and Growth ETF Asset Allocation II		32,972.5	—	(4,201.4)	28,771.1
DREYFUS INVESTMENT PORTFOLIOS:
MidCap Stock		247,041.6	232,442.9	(227,111.3)	252,373.2
Small Cap Stock Index		59,450.8	—	(368.7)	59,082.1
DREYFUS STOCK INDEX FUND:		23,056.1	—	(13,597.6)	9,458.5
DREYFUS VARIABLE INVESTMENT PORTFOLIOS:
International Equity	a	—	6,987.4	(6,987.4)	—
FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II
Growth Opportunities		19,844.6	8,469.7	(332.6)	27,981.7
High Income		—	410,571.7	(410,571.7)	—
Investment Grade Bond		41,130.5	10,818.1	(2.6)	51,946.0
Overseas		—	6,041.6	(1,495.0)	4,546.6
Real Estate		30,202.0	—	(12,883.8)	17,318.2
Strategic Income		18,478.0	8,485.7	—	26,963.7
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Global Discovery II		66,866.8	—	(445.2)	66,421.6
Templeton Global Bond II		17,350.6	4,468.8	—	21,819.4
U.S. Government Securities II		—	201,759.2	(196,018.6)	5,740.6
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		21,618.3	29,337.1	(634.0)	50,321.4
Rydex Biotechnology		28,669.2	—	(190.9)	28,478.3
Rydex Consumer Products		—	3,109.3	(3,109.3)	—
Rydex Dow 2X Strategy	a	319,182.3	947,806.6	(1,266,988.9)	—
Rydex Energy		74,552.3	—	(496.3)	74,056.0
Rydex Government Long Bond 1.2X Strategy	a	—	22,322.3	(22,322.3)	—
Rydex Inverse S&P 500 Strategy	a	—	5,477,227.1	(5,477,227.1)	—
Rydex Mid Cap 1.5X Strategy		—	324,819.7	(324,819.7)	—
Rydex NASDAQ-100®	a	1,159.0	6,929.6	(8,088.6)	—
Rydex S&P 500 2X Strategy		—	943,172.7	(789,311.3)	153,861.4
Rydex S&P 500 Pure Growth		—	1,799,591.1	(1,732,080.0)	67,511.1
Rydex S&P 500 Pure Value		60,844.1	2,078,618.9	(1,997,968.2)	141,494.8
Rydex S&P SmallCap 600 Pure Growth		—	10,563.7	(10,563.7)	—
Rydex Transportation		49,105.3	—	(326.9)	48,778.4
INVESCO VARIABLE INSURANCE FUNDS:
High Yield I	a	—	21,646.1	(21,646.1)	—
Mid Cap Core Equity I	a	40,146.7	—	(40,146.7)	—
Money Market I		49,701.6	901,108.1	(936,753.2)	14,056.5
Technology I		34,528.9	2,040.9	(36,569.8)	—
JANUS ASPEN SERIES:
Balanced		20,718.2	—	—	20,718.2
Enterprise		—	7,173.5	(36.8)	7,136.7
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		43,801.4	—	(5,852.4)	37,949.0
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Core Bond	a	14,994.4	7,869.3	(22,863.7)	—
International Growth		45,761.3	8,511.2	(5,588.7)	48,683.8

38

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

PIMCO VARIABLE INSURANCE TRUST – Administrative
All Asset		40,476.9	—	—	40,476.9
Long-Term US Government		94,316.4	922.4	(2,820.0)	92,418.8
Short-Term		34,689.7	2,158.1	(2,158.1)	34,689.7
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		10,657.9	4,213.4	(65.6)	14,805.7
Emerging Markets Bond		77,482.6	—	(515.8)	76,966.8
High Yield		28,129.7	103,273.8	(107,588.8)	23,814.7
Low Duration		98,365.0	12,496.6	(13,193.0)	97,668.6
Real Return		56,870.1	1,022.3	(24.9)	57,867.5
Total Return		729,274.3	288,871.3	(312,614.6)	705,531.0
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value VCT II		66,803.1	—	(22,496.0)	44,307.1
Equity Income VCT II		11,365.9	—	—	11,365.9
High Yield VCT II		20,246.8	1,176.1	—	21,422.9
Mid Cap Value VCT II		16,218.1	—	—	16,218.1
Strategic Income VCT II	a	6,154.9	—	(6,154.9)	—
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		54,020.2	6,797.3	(30,729.8)	30,087.7
Equity Income II		22,646.7	54,448.0	(41.1)	77,053.6
Health Sciences II		38,098.0	1,238.2	(3,045.2)	36,291.0
VAN ECK VIP INSURANCE TRUST:
Emerging Markets		4,550.8	—	—	4,550.8
Global Hard Assets		10,467.5	—	—	10,467.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		20,147.6	—	—	20,147.6
Capital Growth		65,925.4	—	(425.5)	65,499.9
International		7,547.6	—	(4,058.3)	3,489.3
Short-Term Investment Grade	a	—	1,300.9	(1,300.9)	—
Small Company Growth		—	17,426.7	—	17,426.7
Total Bond Market Index		19,364.1	—	—	19,364.1
Total Stock Market Index		59,831.7	700.8	(12,760.6)	47,771.9
VIRTUS VARIABLE INSURANCE TRUST
Real Estate Securities		14,705.4	—	—	14,705.4
WANGER ADVISORS TRUST:
International		—	10,513.3	(3,105.0)	7,408.3
International Select		6,280.5	—	—	6,280.5
		3,708,707.7	15,634,795.3	(15,772,135.8)	3,571,367.2
*	See Footnote 8 for details.

39

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(7) Unit Progression

The change in units outstanding for the year ended December 31, 2014 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		51,175.5	—	(656.1)	50,519.4
Growth ETF Asset Allocation II		929,710.1	768,381.1	(1,015,716.3)	682,374.9
Income and Growth ETF Asset Allocation II		37,276.9	—	(4,304.4)	32,972.5
DREYFUS INVESTMENT PORTFOLIOS:
MidCap Stock		253,010.6	247,062.2	(253,031.2)	247,041.6
Small Cap Stock Index		66,808.8	832.2	(8,190.2)	59,450.8
DREYFUS STOCK INDEX FUND:		9,458.5	13,597.6	—	23,056.1
FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II
Balanced		56,864.6	—	(56,864.6)	—
Contrafund®		—	84,518.4	(84,518.4)	—
Growth & Income		7,722.6	—	(7,722.6)	—
Growth Opportunities		19,844.6	—	—	19,844.6
High Income		167,270.5	—	(167,270.5)	—
Investment Grade Bond		—	52,241.4	(11,110.9)	41,130.5
Overseas		9,145.4	—	(9,145.4)	—
Real Estate		59,088.9	30,202.0	(59,088.9)	30,202.0
Strategic Income		31,943.6	—	(13,465.6)	18,478.0
Value Leaders	a	9,924.2	—	(9,924.2)	—
Value Strategies		7,522.4	—	(7,522.4)	—
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
High Income II	b	817,929.2	16,327.3	(834,256.5)	—
Mutual Global Discovery II	c	—	67,094.9	(228.1)	66,866.8
Strategic Income II	d	—	14,653.0	(14,653.0)	—
Templeton Global Bond II	e	—	29,112.8	(11,762.2)	17,350.6
U.S. Government Securities II	f	102,957.0	202,687.7	(305,644.7)	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		21,512.7	275.8	(170.2)	21,618.3
Rydex Banking		—	134,427.8	(134,427.8)	—
Rydex Biotechnology		37,106.9	—	(8,437.7)	28,669.2
Rydex Consumer Products		51,442.5	—	(51,442.5)	—
Rydex Dow 2X Strategy		—	1,920,822.8	(1,601,640.5)	319,182.3
Rydex Energy		—	76,789.3	(2,237.0)	74,552.3
Rydex Government Long Bond 1.2X Strategy		—	22,433.9	(22,433.9)	—
Rydex Inverse S&P 500 Strategy		27,540.0	2,768,814.2	(2,796,354.2)	—
Rydex Mid Cap 1.5X Strategy		—	356,773.0	(356,773.0)	—
Rydex NASDAQ-100®		—	1,159.0	—	1,159.0
Rydex Precious Metals		4,748.5	3,810.8	(8,559.3)	—
Rydex S&P 500 2X Strategy		374,659.4	385,167.9	(759,827.3)	—
Rydex S&P 500 Pure Growth		—	1,835,646.1	(1,835,646.1)	—
Rydex S&P 500 Pure Value		—	2,074,922.0	(2,014,077.9)	60,844.1
Rydex S&P MidCap 400 Pure Growth		54,060.6	—	(54,060.6)	—
Rydex Transportation		—	113,775.4	(64,670.1)	49,105.3
Rydex Utilities		65,257.5	—	(65,257.5)	—
INVESCO VARIABLE INSURANCE FUNDS:
Global Real Estate I		83,562.9	—	(83,562.9)	—
High Yield I		726,488.1	21,655.1	(748,143.2)	—
Mid Cap Core Equity I		—	187,264.0	(147,117.3)	40,146.7
Money Market I		55,450.2	828,727.7	(834,476.3)	49,701.6
Technology I		34,910.4	—	(381.5)	34,528.9

40

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

JANUS ASPEN SERIES:
Balanced		28,710.0	—	(7,991.8)	20,718.2
Flexible Bond		12,076.5	9,214.8	(21,291.3)	—
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		10,261.5	33,539.9	—	43,801.4
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Core Bond		23,335.7	14,994.5	(23,335.8)	14,994.4
International Growth		5,082.8	40,678.5	—	45,761.3
PIMCO VARIABLE INSURANCE TRUST – Administrative
All Asset		76,135.1	—	(35,658.2)	40,476.9
Long-Term US Government		84,758.5	11,396.6	(1,838.7)	94,316.4
Short-Term		34,689.7	—	—	34,689.7
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		9,917.2	1,299.5	(558.8)	10,657.9
Emerging Markets Bond		93,359.7	503.9	(16,381.0)	77,482.6
Global Bond		—	—	—	—
High Yield		24,185.2	322,901.9	(318,957.4)	28,129.7
Low Duration		1,387.8	98,721.8	(1,744.6)	98,365.0
Real Return		56,618.2	980.3	(728.4)	56,870.1
Total Return		791,009.5	326,409.3	(388,144.5)	729,274.3
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value VCT II		172,100.3	—	(105,297.2)	66,803.1
Equity Income VCT II		20,151.5	—	(8,785.6)	11,365.9
High Yield VCT II		757,432.6	37,618.0	(774,803.8)	20,246.8
Mid Cap Value VCT II		16,218.1	—	—	16,218.1
Strategic Income VCT II		10,447.0	6,154.9	(10,447.0)	6,154.9
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		69,606.0	16,760.3	(32,346.1)	54,020.2
Equity Income II		81,204.1	18,635.8	(77,193.2)	22,646.7
Health Sciences II		6,217.6	33,422.9	(1,542.5)	38,098.0
T. ROWE PRICE FIXED INCOME SERIES:
Limited-Term Bond II		7,901.8	—	(7,901.8)	—
VAN ECK VIP INSURANCE TRUST:
Emerging Markets		4,550.8	—	—	4,550.8
Global Hard Assets		10,467.5	—	—	10,467.5
Multi-Manager Alternatives		—	4,277.9	(4,277.9)	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced		32,646.0	—	(12,498.4)	20,147.6
Capital Growth		—	66,143.5	(218.1)	65,925.4
Diversified Value		13,484.3	—	(13,484.3)	—
International		7,599.1	—	(51.5)	7,547.6
Total Bond Market Index		—	19,364.1	—	19,364.1
Total Stock Market Index		65,002.4	33.6	(5,204.3)	59,831.7
VIRTUS VARIABLE INSURANCE TRUST
Real Estate Securities		14,705.4	—	—	14,705.4
WANGER ADVISORS TRUST:
International Select		6,280.5	—	—	6,280.5
		6,721,935.5	13,322,227.4	(16,335,455.2)	3,708,707.7
*	See Footnote 8 for details.

41

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(8) Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2015:

a)	For the period January 1, 2015 through November 30, 2015 (liquidation of fund).

For the period ending December 31, 2014:

a)	For the period January 1, 2014 through November 5, 2014 (liquidation of fund).
b)	Franklin High Income was formerly known as Franklin High Income Securities prior to its name change effective May 1, 2014.
c)	Franklin Mutual Global Discovery was formerly known as Franklin Mutual Global Discovery Securities prior to its name change effective May 1, 2014.
d)	Franklin Strategic Income was formerly known as Franklin Strategic Income Securities prior to its name change effective May 1, 2014.
e)	Franklin Templeton Global Bond was formerly known as Franklin Templeton Global Bond Securities prior to its name change effective May 1, 2014.
f)	Franklin U.S. Government Securities was formerly known as Franklin U.S. Government prior to its name change effective May 1, 2014.

(9) Other

INTERCOMPANY REINSURANCE TREATY

On June 30, 2015, The Phoenix Companies, Inc. (“PNX”) executed an intercompany reinsurance treaty between the Company and Phoenix after receiving regulatory approval from the New York State Department of Financial Services (“NYDFS”) and the Connecticut Insurance Department. Under the reinsurance treaty, Phoenix will retrocede to the Company, on a modified coinsurance basis, policy liabilities of a block of corporate-owned life insurance policies. As of result of discussions with its regulators related to this treaty, PNX decided to de-stack its insurance company subsidiaries.

DESTACKING

On July 29, 2015, PNX completed de-stacking of its insurance company subsidiaries, which are now all PNX direct subsidiaries. Prior to the de-stacking, Phoenix, a direct subsidiary of PNX, was the indirect parent of the Company, American Phoenix and Reassurance Company and the Phoenix and Annuity Company. It was approved by the NYDFS, which regulates Phoenix, and the Con-necticut Insurance Department, which regulates the other three subsidiaries.

NASSAU TRANSACTION

On September 29, 2015, PNX announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire PNX for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nas-sau Transaction”) . Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the PNX shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. After completion of the transaction, which is expected to close in early 2016, Nassau will contribute $100 million in new equity capital into PNX and PNX will be a privately held, wholly owned subsidiary of Nas-sau. In addition, as part of the Nassau Transaction, PNX launched a consent solicitation in connection with its 7.45% quarterly Interest Bonds due 2032 (the “Consent Solicitation”).

PNX SHAREHOLDER LITIGATION

On October 26, 2015, a putative class action lawsuit was filed by a purported shareholder of PNX in the Superior Court of the State of Connecticut challenging the Nassau Transaction. The lawsuit alleged that the individual members of the PNX Board of Directors breached their fiduciary duties to PNX shareholders by agreeing to the Nassau Transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies – PNX, Nassau and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau) – aided and abetted such alleged breaches. The plaintiff in the action, which is styled Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15 – 6063180-S (Conn. Super. Ct., Hartford), sought, among other things, an order enjoining the merger and, in the event the merger is completed, rescission and/or damages as a result of the alleged violations of law, as well as fees and costs.

PNX SHAREHOLDER LITIGATION SETTLEMENT

On December 10, 2015, PNX and the other defendants executed a Memorandum of Understanding (“MOU”) with the plaintiff providing for settlement of the suit based on certain supplemental disclosures to be released to PNX shareholders in advance of the December 17, 2015 shareholder vote. The settlement reflected in the MOU is subject to certain confirmatory discovery by the plaintiffs in the litigation and subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the litigation. The MOU outlines the terms of the agreement in principle to settle and release all claims which were or could have been asserted in the litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the conditional certification of the Litigation as a non-opt-out class action. The stipulation of settlement will provide for the release of any and all claims arising from the merger, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consideration to be received by PNX stockholders in the merger or the timing of the anticipated closing of the merger. There can be no assurance that the settling parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the settling parties were to enter into the stipulation. In such event, or if the merger is not consummated for any reason, the proposed settlement will be null and void and of no force and effect. In January 2016, named-plaintiff, Thomas White, and non-party, Stephen Bushansky, a member of the putative class, moved to substitute Stephen Bushansky as plaintiff, which motion was granted.

42

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

PNX PROXY SOLICITATION

On December 17, 2015, at a special meeting, PNX shareholders approved the adoption of the Agreement and Plan of Merger, dated as of September 28, 2015, among PNX, Davero Merger Sub Corp. and Nassau. Subject to the terms and conditions of the merger agreement, Davero Merger Sub Corp., a direct wholly-owned subsidiary of Nassau, will be merged with and into PNX with PNX as the surviving company and a direct wholly-owned subsidiary of Nassau.

CONSENT SOLICITATION

On January 7, 2016, PNX commenced the Consent Solicitation to amend the indenture governing the bonds (the “Indenture”) in connection with the Nassau Transaction. On March 4, 2016, PNX announced the success of the Consent Solicitation. The consents received represented approximately 72.9% of the outstanding principal amount. On March 9, 2016, PNX and the Trustee executed a fourth supplemental indenture (the “Fourth Supplemental Indenture”) amending the Indenture effective as of such date. If the merger is consummated and the bonds are delisted, PNX will no longer be required to file SEC Reports with the SEC and will not be required to file reports with the bond’s trustee or the SEC pursuant to the terms of the Indenture or the Trust Indenture Act of 1939, as amended. The amendment would require PNX to deliver to the trustee and make available to bondholders certain annual financial statements, quarterly financial statements and reports on certain current events.

CONSENT SOLICITATION LITIGATION

On February 8, 2016, plaintiff Kenneth Roth filed a putative class action complaint (“Complaint”) in New York Supreme Court (New York County) (the “Court”) against PNX and U.S. Bank National Association in its capacity as indenture trustee (the “Trustee”), Index No. 650634/2016 (the “Litigation”), relating to the Consent Solicitation. The Complaint asserts claims against PNX for breach of contract, breach of the covenant of good faith and fair dealing, negligent misrepresentation, a temporary restraining order, a preliminary and permanent injunction, and a declaratory judgment. In addition to damages, costs, and attorneys’ fees, the Complaint asks the Court to temporarily restrain, and preliminarily and permanently enjoin the Consent Solicitation or, alternatively, declare that the proposed supplemental indenture is null and void. The Complaint further alleges that the Trustee breached its fiduciary duty to bondholders by, inter alia, allowing the Consent Solicitation to be issued. PNX believes that the lawsuit is without merit and that no additional or amended disclosure is required to supplement the Consent Solicitation, and that no changes to the proposed supplemental indenture are required, under applicable laws.

CONSENT SOLICITATION LITIGATION SETTLEMENT

On February 24, 2016, the parties to the Litigation (the “Settling Parties”) entered into the MOU providing for the settlement of the Litigation, subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the Litigation. The MOU outlines the terms of the Settling Parties’ agreement in principle to settle and release all claims which were or could have been asserted in the Litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the release of any and all claims arising from or relating to the Consent Solicitation, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consent fee to be received by consenting PNX bond-holders in the Consent Solicitation. There can be no assurance that the Settling Parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the Settling Parties were to enter into the stipulation. In such event, or if the Consent Solicitation is not consummated for any reason, the proposed settlement will be null and void and of no force and effect.

SEC CEASE-AND-DESIST ORDER

PNX and the Company are subject to a Securities and Exchange Commission (the “SEC”) Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed PNX and the Company to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 there-under and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. PNX and the Company remain subject to these obligations. Pursuant to the Orders, PNX and the Company were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. PNX and the Company paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.

CASES BROUGHT BY POLICY INVESTORS AGAINST PNX, PHOENIX, AND THE COMPANY

On August 2, 2012, Lima LS PLC filed a complaint against PNX, Phoenix, the Company, James D. Wehr, Philip K. Polkinghorn, Ed-ward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix and the Company promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. Phoenix and the Company believes that they have meritorious defenses against this lawsuit and intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.

COST OF INSURANCE CASES

On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix in the United States District Court

43

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix in 2010 and 2011 in certain universal life insurance policies. The complaint sought damages for breach of contract. The class certified by the court was limited to holders of Phoenix policies issued in New York subject to New York law and subject to Phoenix’s 2011 COI rate adjustment.

The Company has been named as a defendant in six actions challenging its COI rate adjustments in certain universal life insurance policies implemented concurrently with the Phoenix adjustments. Phoenix and the Company are referred to as the “Phoenix Companies.” Five cases have been brought against the Company, while one case has been brought against both the Company and Phoenix. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on No-vember 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D. Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix as a defendant, and consolidated with No. 3:14-cv-00555-WWE (collectively the “U.S. Bank Conn. Litigations”)); and (6) SPRR LLC (C.A. No. 1:14-cv-8714-CM; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against the Company, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by the Company in 2011.

The Tiger Capital Litigation, the two U.S. Bank N.Y. Litigations and the SPRR Litigation were assigned or reassigned to the same judge as the Fleisher Litigation. The plaintiff in the Tiger Capital Litigation sought damages for breach of contract and declaratory relief. The plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations sought damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation sought damages for breach of contract for a nationwide class of policyholders.

PNX reached an agreement as of April 30, 2015, memorialized in a formal settlement agreement executed on May 29, 2015, with SPRR, LLC, Martin Fleisher, as trustee of the Michael Moss Irrevocable Life Insurance Trust II, and Jonathan Berck, as trustee of the John L. Loeb, Jr. Insurance Trust (collectively, the SPRR Litigation and the Fleisher Litigation plaintiffs referred to as the “Plaintiffs”), to resolve the Fleisher Litigation and SPRR Litigation (the “Settlement”). A motion for preliminary approval of the Settlement was filed with the United States District Court for the Southern District of New York on May 29, 2015 and on June 3, 2015, the court granted preliminary approval of the Settlement and ordered notice be given to class members. The proposed Settlement class consists of all policyholders that were subject to the 2010 or 2011 COI rate adjustments (collectively, the “Settlement Class”), including the policies within the above-named COI cases. PNX agreed to pay a total of $48.5 million, as reduced for any opt-outs, in connection with the Settlement. PNX agreed not to impose additional increases to COI rates on policies participating in the Settlement Class through the end of 2020, and not to challenge the validity of policies participating in the Settlement Class for lack of insurable interest or misrepresentations in the policy applications. Under the Settlement, policyholders are members of the Settlement Class, including those which have filed individual actions relating to COI rate adjustments, may opt out of the Settlement and separately litigate their claims. The opt-out period expired on July 17, 2015 and opt-out notices have been received by PNX, including from U.S. Bank, a party to four COI cases. On September 9, 2015, the judge in the Fleisher and SPRR Litigations entered an order approving of the Settlement and final judgment was entered on December 9, 2015.

On June 3, 2015, the parties to the Tiger Capital Litigation advised the court of a settlement of the Tiger Capital Litigation, which includes Tiger Capital, LLC’s participation in the class Settlement. The settlement of the Tiger Capital Litigation was on a basis that will not have a material impact on the Company’s financial statements. The Tiger Capital Litigation was closed by the court on October 21, 2015.

On September 28, 2015, the Plaintiff in the U.S. Bank N.Y. Litigations and the Company filed a joint stipulation of dismissal of the U.S. Bank N.Y. Litigations with prejudice pursuant to an agreement to settle. The U.S. Bank Conn. Litigations are proceeding, and the Plaintiff seeks damages and attorney’s fees for breach of contract and other common law and statutory claims. Complaints to state insurance departments regarding the Company’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing the Company to take remedial action in response to complaints by a single policyholder. The Company disagrees with both states’ positions. On March 23, 2015, an Administrative Law Judge (“ALJ”) in Wisconsin ordered the Company to pay restitution to current and former owners of seven policies and imposed a fine on the Company which, in a total amount, does not have a material impact on the Company’s financial position (Office of the Commissioner of Insurance Case No. 13-C35362). The Company disagrees with the ALJ’s determination and has appealed the order.

For any cases or regulatory directives not resolved by the Settlement, Phoenix and the Company believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. For any matters not resolved by the Settlement, the outcome is uncertain and any potential losses cannot be reasonably estimated.

CASES BROUGHT BY POLICYHOLDERS

On October 30, 2009, Brian S. Shevlin, Keith P. Shevlin, and Erin Taylor (the “Shevlins” or “Plaintiffs”) brought a purported class action suit against Phoenix and PNX (collectively “Defendants”) in the Superior Court of New Jersey, Mercer County, Brian S. Shevlin at al. v. Phoenix Insurance et al., Docket No. MER-L-2792-09. The Shevlins, on behalf of themselves and a class of owners of closed block policies established upon the demutualization of Phoenix in 2001, challenged the reduction of dividends on those policies following 2006 and 2009 dividend scale changes. Defendants removed the suit to the United States District Court for the District of New Jersey (Case No. 09-cv-06323). On August 24, 2010, the District Court partially granted and partially denied Defendants’ motion to dismiss, and shortly thereafter Plaintiffs filed a Second Amended Complaint. Plaintiffs allege that the reduction of dividends breached the terms of their policies with Phoenix, and unjustly enriched PNX.

44

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

On June 30, 2014, the court denied the PNX motion for summary judgment, and instructed the parties to proceed to brief class certification. On February 9, 2016, the court denied the pending motion for class certification without prejudice to renew it if a planned mediation was unsuccessful in resolving the action. The outcome of this litigation and any potential award of damages are uncertain.

RATING AGENCY ACTIONS

On October 1, 2015, Standard & Poor’s Rating Service affirmed its rating for PNX, Phoenix and the Company and changed the outlook to positive based on the Nassau Transaction and capital infusion.

Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in the Company’s credit ratings or aspects of its liquidity or costs of funds.

Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.

(10) Subsequent Events

CAPITAL CONTRIBUTIONS

On February 25, 2016, the Company received permission from the Connecticut Insurance Department to admit $23.1 million of receivables from PNX as an additional capital contribution on its balance sheet as of December 31, 2015. On February 26, 2016, PNX made a capital contribution of $23.1 million to the Company.

DIVIDENDS

On March 10, 2016, Phoenix declared a $20.0 million dividend to PNX.

MANAGEMENT AND ORGANIZATIONAL CHANGES

On January 22, 2016, PNX announced that Bonnie J. Malley, Executive Vice President and Chief Financial Officer, intends to leave PNX upon the completion of the Nassau Transaction. Upon completion of the Nassau Transaction, PNX plans to appoint Ernest McNeill Jr. as Chief Financial Officer. Mr. McNeill is currently the PNX Senior Vice President and Chief Accounting Officer.

45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors PHL Variable Insurance Company and Contract Owners of PHL Variable Accumulation Account II

We have audited the accompanying statement of assets and liabilities of PHL Variable Accumulation Account II (the “Account”) as of December 31, 2015, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2015, and the financial highlights for each of the five years in the periods ended December 31, 2015. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian or fund transfer agents. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PHL Variable Accumulation Account II as of December 31, 2015, the results of its operations, changes in its net assets for each of the two years in the period ended December 31, 2015 and financial highlights for each of the five years in the periods ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America.

New York, New York

April 29, 2016

PHL Variable Accumulation Account II

SPONSOR

PHL Variable Insurance Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP